UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Global Dynamic Bond Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Dynamic Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Dynamic Bond Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers Paul Brain, Howard Cunningham, and Parmeshwar Chadha, of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Global Dynamic Bond Fund’s Class A shares produced a total return of 1.10%, Class C shares returned 0.67%, Class I shares returned 1.15%, and Class Y shares returned 1.25%.1 In comparison, the fund’s benchmark, the Citi U.S. One-Month Treasury Bill Index (the “Index”), produced a total return of 0.22% for the same period.2

The fund produced a positive absolute return over the reporting period against a volatile market backdrop, which was characterized by rising developed-market political risks and U.S. monetary tightening.

As of December 2, 2016, Parmeshwar Chadha became a co-primary portfolio manager of the fund.

The Fund’s Investment Approach

The fund seeks total return (consisting of income and capital appreciation). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets, including developed and emerging capital markets. We employ a dynamic, benchmark-unconstrained approach in allocating the fund’s assets globally, among government bonds, emerging market sovereign debt, investment-grade and high-yield corporate instruments, and currencies. We combine a top-down approach, emphasizing global economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund’s investments. In choosing investments, we consider key trends in global economic variables, investment themes, relative valuations of debt securities and cash, long-term trends in currency movements, and company fundamentals.

Economic and Political Factors Drove Market Performance

Global bond markets proved volatile over the reporting period in response to several political and economic developments. Most notably, political risks increased in Europe and the United States, and the Federal Reserve Board (the “Fed”) twice raised short-term interest rates.

In November 2016, financial markets reacted with surprise to the latest electoral rejection of the developed-market political and economic status quo as evidenced by the unexpected outcome of the U.S. presidential election. Markets reacted with wide swings in bond yields, stock prices, and currency values. Meanwhile, the Fed compounded bond investors’ bearish sentiment by coupling its December rate increase with less stimulative policy projections amid solid U.S. job creation and robust business and consumer confidence. The Fed raised rates again in March. Meanwhile, other major central banks left their accommodative monetary policies unchanged, as global growth showed signs of modest momentum (not least in China), and inflationary pressures increased with a bounce in commodity prices.

Fund Strategies Supported Positive Absolute Returns

The fund lost a degree of value early in the period following the U.S. election. Government bond holdings, particularly U.S. Treasury securities, proved to be a significant drag on performance as yields rose sharply in response to expectations of greater fiscal stimulus and monetary tightening under the new U.S. administration. However, the fund’s bias towards Treasury Inflation-Protected Securities (“TIPS”) helped limit losses, and the use of futures contracts also helped mitigate some of the bond market sell-off. With underlying yields rising, investment-grade corporate-backed bonds and emerging-

3

DISCUSSION OF FUND PERFORMANCE (continued)

market sovereign bonds also produced negative returns. In contrast, high-yield bonds performed strongly as spreads tightened amid expectations of greater economic growth.

The fund’s performance recovered over the first four months of 2017, enabling it to outperform the Index. Government bond yields stabilized, global growth expectations remained upbeat, and U.S. policy anxieties eased, allowing holdings of government and corporate-backed bonds to generate positive absolute returns for the reporting period overall. Investment-grade credits made a particularly positive contribution to relative performance, aided by stable yield spreads. Developed and emerging-market sovereign bonds also boosted relative results, as U.S. Treasury yields edged lower and emerging-market spreads continued to tighten.

The fund’s currency strategy boosted returns further during the reporting period. Long U.S.-dollar exposure in late 2016 enabled the fund to benefit from rising rate differentials versus other developed markets, while short positions in the Turkish lira and, later, the South African rand proved effective.

We modestly trimmed the fund’s average duration over the reporting period.

Positioned for a Rising Rate Environment

In our view, stable global economic growth, robust U.S. labor markets, and positive purchasing managers’ indices remain supportive of higher-yielding but more volatile assets, rendering U.S. Treasuries vulnerable to softer investor demand, amid continued Fed tightening. Nonetheless, early signs of economic weakness (such as auto loan and bank lending deterioration) and a recalibration of reform prospects under the new U.S. administration, warrant the retention of some U.S.-dollar duration. Meanwhile, stronger Eurozone growth and the prospect of European Central Bank “tapering” should support the euro against the U.S. dollar.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.

2  Source: Lipper Inc. — The Citi U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Dynamic Bond Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.74	$8.46	$3.49	$3.49
Ending value (after expenses)	$1,011.00	$1,006.70	$1,011.50	$1,012.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.76	$8.50	$3.51	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	1,021.32	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C, .70% for Class I and .70% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 90.7%	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 6.4%
Bertelsmann SE & Co., Jr. Sub. Notes	EUR	3.50	4/23/75	200,000	[b]	216,186
Cablevision Systems, Sr. Unscd. Notes		8.63	9/15/17	53,000		54,524
CCO Holdings, Sr. Unscd. Notes		5.75	1/15/24	55,000		58,025
CPUK Finance, Scd. Notes	GBP	7.00	2/28/42	100,000		136,441
CPUK Finance, Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		269,209
Daimler Finance North America, Gtd. Notes		1.88	1/11/18	300,000		300,305
DISH DBS, Gtd. Notes		4.63	7/15/17	140,000		140,875
Dollar General, Sr. Unscd. Notes		3.25	4/15/23	99,000		100,343
Dollar General, Sr. Unscd. Notes		4.15	11/1/25	133,000		138,857
DR Horton, Gtd. Notes		4.75	5/15/17	55,000		55,057
EI Group, First Mortgage Bonds	GBP	6.50	12/6/18	16,000		22,376
Enterprise Inns, First Mortgage Bonds	GBP	6.38	2/15/22	100,000		139,907
John Lewis, Sr. Unscd. Notes	GBP	8.38	4/8/19	175,000		256,738
KFC & Pizza Hut Holdings, Gtd. Notes		5.00	6/1/24	107,000		110,745
Mitchells & Butlers Finance, Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/28	177,809	[b]	276,504
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/23	200,000		231,274
Unitymedia Hessen, Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		124,572
Volkswagen International Finance, Gtd. Bonds	EUR	1.13	10/2/23	100,000		109,826
					2,741,764
Consumer Staples - 4.0%
Anheuser-Busch InBev, Gtd. Notes	GBP	6.50	6/23/17	110,000		143,612
Anheuser-Busch InBev, Gtd. Notes	EUR	0.88	3/17/22	110,000		123,468
Anheuser-Busch InBev Finance, Gtd. Notes		1.90	2/1/19	130,000		130,353
Coca-Cola European Partners, Gtd. Notes	EUR	0.75	2/24/22	210,000		232,139
Constellation Brands, Gtd. Notes		7.25	5/15/17	130,000		130,249
DS Services of America, Scd. Notes		10.00	9/1/21	170,000	[c]	183,175
Fomento Economico Mexicano, Sr. Unscd. Bonds	EUR	1.75	3/20/23	207,000		230,832

6

Bonds and Notes - 90.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - 4.0% (continued)
PepsiCo, Sr. Unscd. Notes		1.41	7/17/17	218,000	[b]	218,170
PepsiCo, Sr. Unscd. Notes		1.55	5/2/19	134,000		133,874
Sigma Alimentos, Sr. Unscd. Notes		4.13	5/2/26	200,000		197,500
					1,723,372
Energy - 2.3%
BG Energy Capital, Gtd. Notes	GBP	6.50	11/30/72	155,000	[b]	207,317
BP Capital Markets, Gtd. Notes	GBP	4.33	12/10/18	100,000		137,083
BP Capital Markets, Gtd. Notes	EUR	1.12	1/25/24	200,000		222,328
Petrobras Global Finance, Gtd. Notes		6.75	1/27/41	130,000		123,175
Shell International Finance, Gtd. Notes		1.48	5/11/20	287,000	[b]	289,144
					979,047
Financials - 18.6%
Allied Irish Banks, Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		114,480
Aquarius & Investments, Jr. Sub. Notes		8.25	9/29/49	200,000	[b]	214,834
Arsenal Securities, Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	33,511		49,793
Banco Bilbao Vizcaya Argentaria, Sub. Notes	EUR	3.50	2/10/27	200,000		232,407
Bank Nederlandse Gemeenten, Sr. Unscd. Notes		1.32	5/15/18	200,000	[b]	200,619
Bank of England, Sr. Unscd. Notes		1.25	3/14/19	410,000		408,241
Citigroup, Sr. Unscd. Notes		2.03	6/7/19	76,000	[b]	76,528
Citigroup, Sub. Notes		5.50	9/13/25	240,000		265,557
Close Brothers Finance, Gtd. Notes	GBP	3.88	6/27/21	200,000		284,515
Close Brothers Finance, Gtd. Notes	GBP	2.75	10/19/26	141,000		190,412
Commonwealth Bank of Australia, Covered Bonds		2.13	7/22/20	250,000		249,985
Coventry Building Society, Covered Bonds	GBP	0.64	3/17/20	100,000	[b]	129,869
Coventry Building Society, Jr. Sub. Bonds	GBP	6.38	12/29/49	200,000	[b]	260,347
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/20	200,000		233,527
Danske Bank, Sub. Notes	GBP	5.38	9/29/21	90,000	[b]	123,293
Dexia Credit Local, Govt. Gtd. Notes		2.25	1/30/19	500,000		501,919
HSBC Bank, Sub. Notes	GBP	5.38	11/4/30	45,000	[b]	70,327
HSBC Holdings, Sub. Notes	GBP	6.38	10/18/22	150,000	[b]	198,215

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 18.6% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes		2.38	10/29/20	163,000	[b]	166,428
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		176,657
Lloyds Bank, Jr. Sub. Notes	EUR	13.00	1/29/49	66,000		103,974
Lloyds Banking Group, Jr. Sub. Bonds	GBP	7.00	12/31/49	200,000	[b]	271,684
Nationwide Building Society, Covered Bonds	GBP	0.54	7/17/17	100,000	[b]	129,570
Nationwide Building Society, Jr. Sub. Notes	GBP	6.88	12/31/49	200,000	[b]	269,081
New Red Finance, Scd. Notes		6.00	4/1/22	109,000	[c]	113,905
New York Life Global Funding, Scd. Notes		1.70	9/14/21	280,000		272,768
Rabobank Nederland, Sr. Unscd. Notes	AUD	7.25	4/20/18	250,000		196,225
Royal Bank of Canada, Covered Bonds		2.00	10/1/18	125,000		125,617
Royal Bank of Canada, Covered Bonds		1.88	2/5/20	280,000		279,067
Santander UK, Sub. Notes	GBP	9.63	10/30/23	50,000	[b]	72,845
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/37	205,056		225,018
SLM Student Loan Trust, Ser. 2003-10, Asset-Backed Notes	GBP	0.89	12/15/39	100,000	[b]	121,019
Societe Generale, Jr. Sub. Notes	EUR	6.75	12/31/49	200,000	[b]	234,244
TP ICAP, Gtd. Notes	GBP	5.25	1/26/24	190,000		260,576
UBS, Sub. Notes	EUR	4.75	2/12/26	235,000	[b]	283,695
UNITE USAF II, Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		141,719
US Bancorp, Sr. Unscd. Notes		1.53	11/15/18	100,000	[b]	100,506
US Bank, Sr. Unscd. Notes		1.58	4/26/19	280,000	[b]	281,192
Westpac Banking, Covered Notes		1.38	5/30/18	330,000		329,613
					7,960,271
Foreign/Governmental - 28.9%
Asian Development Bank, Sr. Unscd. Notes		1.17	7/10/19	165,000	[b]	164,981
Australian Government, Govt. Gtd. Notes	AUD	4.00	4/20/23	475,000		386,715
Caisse des Depots et Consignations, Sr. Unscd. Notes		1.25	5/17/19	400,000		395,783
Costa Rican Government, Sr. Unscd. Notes		4.25	1/26/23	200,000		195,250
Council Of Europe Development Bank, Sr. Unscd. Notes		1.13	5/31/18	280,000		279,332
Dominican Republic Government, Sr. Unscd. Bonds		7.50	5/6/21	250,000		278,125

8

Bonds and Notes - 90.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 28.9% (continued)
Ecuadorian Government, Sr. Unscd. Bonds		10.50	3/24/20	200,000		215,000
European Bank for Reconstruction & Development, Sr. Unscd. Notes		1.16	3/23/20	620,000	[b]	619,666
Export-Import Bank of Korea, Sr. Unscd. Notes		1.62	10/21/19	401,000	[b]	400,800
Export-Import Bank of Korea, Sr. Unscd. Notes		2.03	1/25/22	309,000	[b]	310,446
FADE, Govt. Gtd. Bonds	EUR	0.85	9/17/19	300,000		334,406
FMS Wertmanagement, Gtd. Notes		1.15	11/27/19	600,000	[b]	601,328
Instituto de Credito Oficial, Govt. Gtd. Notes		1.63	9/14/18	390,000		388,742
International Bank for Reconstruction & Development, Sr. Unscd. Bonds		1.31	2/11/21	410,000	[b]	413,635
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		249,296
Kommunalbanken, Sr. Unscd. Notes		1.16	5/2/19	190,000	[b]	190,340
Kommunekredit, Sr. Unscd. Notes		1.63	6/1/21	410,000		403,767
Kuwait Government, Sr. Unscd. Bonds		2.75	3/20/22	630,000		636,379
Mexican Government, Bonds, Ser. M	MXN	6.50	6/10/21	13,160,000		686,024
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden, Govt. Gtd. Notes		1.30	10/21/19	192,000	[b]	192,012
New Zealand Government, Unscd. Bonds	NZD	5.00	3/15/19	1,290,000		927,613
Norwegian Government, Bonds, Ser. 474	NOK	3.75	5/25/21	2,920,000	[c]	377,736
Peruvian Government, Sr. Unscd. Notes	PEN	8.20	8/12/26	550,000		201,180
Peruvian Government, Sr. Unscd. Notes	PEN	6.95	8/12/31	600,000		200,229
Polish Government, Bond, Ser. 1021	PLN	5.75	10/25/21	2,315,000		672,921
Province of British Columbia Canada, Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		365,374
Queensland Treasury, Govt. Gtd. Notes, Ser. 21	AUD	5.50	6/21/21	690,000		583,010
Saudi Arabian Government, Sr. Unscd. Notes		2.38	10/26/21	200,000		196,732
Spanish Government, Sr. Unscd. Bonds	EUR	1.80	11/30/24	520,000	[c]	642,412
Svensk Exportkredit, Sub. Notes		2.88	11/14/23	200,000	[b,c]	199,640
Turkish Government, Sr. Unscd. Bonds		6.75	4/3/18	220,000		228,741
United Kingdom Gilt, Unscd. Bonds, Ser. 3MO	CNY	2.70	10/21/17	1,000,000		144,220

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 28.9% (continued)
Vietnamese Government, Sr. Unscd. Bonds		6.75	1/29/20	300,000		328,367
					12,410,202
Health Care - .9%
BUPA Finance, Gtd. Bonds	GBP	6.13	12/29/49	130,000	[b]	188,095
Roche Holdings, Gtd. Notes		1.24	9/29/17	200,000	[b]	200,086
					388,181
Industrials - 2.6%
AA Bond, Scd. Notes	GBP	5.50	7/31/43	100,000		134,639
AA Bond, Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		138,906
Firstgroup, Gtd. Bonds	GBP	8.13	9/19/18	160,000		226,777
General Electric, Sr. Unscd. Bonds		5.63	9/15/17	250,000		254,058
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/22	30,157		44,678
Johnson Controls International, Sr. Unscd. Notes	EUR	1.00	9/15/23	222,000		241,707
Western Union, Sr. Unscd. Notes		3.60	3/15/22	55,000		55,994
					1,096,759
Information Technology - 2.1%
Dell International, Sr. Scd. Notes		6.02	6/15/26	100,000	[c]	110,341
eBay, Sr. Unscd. Notes		1.51	8/1/19	329,000	[b]	329,632
EMC, Sr. Unscd. Notes		1.88	6/1/18	200,000		199,182
Microsoft, Sr. Unscd. Bonds		2.00	8/8/23	250,000		243,423
					882,578
Materials - 1.3%
Anglo American Capital, Gtd. Notes		9.38	4/8/19	200,000	[c]	226,000
Freeport-McMoRan, Gtd. Notes		2.30	11/14/17	200,000		200,200
SIG Combibloc Holdings, Sr. Scd. Notes	EUR	7.75	2/15/23	100,000		117,166
					543,366
Real Estate - .8%
Tesco Property Finance 3, Mortgage Backed Bonds	GBP	5.74	4/13/40	146,610		202,936
Vonovia Finance, Gtd. Notes	EUR	1.50	3/31/25	134,000		149,928
					352,864
Telecommunication Services - 2.8%
British Telecommunications, Sr. Unscd. Bonds	GBP	5.75	12/7/28	120,000		207,313
Frontier Communications, Sr. Unscd. Notes		11.00	9/15/25	110,000		106,563

10

Bonds and Notes - 90.7% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Telecommunication Services - 2.8% (continued)
Orange, Jr. Sub. Notes	EUR	4.00	12/31/49	100,000	[b]	117,240
Sprint Communications, Sr. Unscd. Notes		8.38	8/15/17	194,000		197,832
Verizon Communications, Sr. Unscd. Notes		2.14	3/16/22	103,000	[b]	104,196
Vodefone Group, Sr. Unscd. Notes		1.50	2/19/18	280,000		279,747
Wind Acquisition Finance, Scd. Notes	EUR	7.00	4/23/21	160,000		181,426
					1,194,317
U.S. Government Securities - 17.6%
U.S. Treasury Bonds		3.00	11/15/45	415,000		418,080
U.S. Treasury Inflation Protected Securities, Bonds		2.38	1/15/25	458,806	[d]	531,200
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/41	400,334	[d]	510,928
U.S. Treasury Inflation Protected Securities, Notes		0.13	4/15/21	462,380	[d]	466,872
U.S. Treasury Notes		0.75	1/31/18	3,530,000		3,522,001
U.S. Treasury Notes		3.50	5/15/20	265,000		280,983
U.S. Treasury Notes		1.50	8/15/26	1,955,000		1,828,613
					7,558,677
Utilities - 2.4%
Electricite de France, Sr. Unscd. Notes	EUR	2.75	3/10/23	100,000		121,541
National Grid Gas Finance, Gtd. Notes	GBP	1.13	9/22/21	264,000		342,038
NET4GAS, Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000		117,047
Severn Trent Utilities Finance, Gtd. Notes	GBP	6.00	1/22/18	150,000		201,744
Southern Gas Networks, Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000		138,025
SPP Infrastructure Financing, Gtd. Bonds	EUR	2.63	2/12/25	100,000		116,787
					1,037,182
Total Bonds and Notes (cost $39,039,655)				38,868,580
Common Stocks - 6.5%				Shares		Value ($)
Exchange-Traded Funds - 6.5%
iShares JPMorgan USD Emerging Markets Bond Fund				13,291		1,531,123
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF				44,027	[e]	1,249,927
Total Common Stocks (cost $2,771,440)				2,781,050

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .0%	Face Amount Covered by Contracts ($)	Value ($)
Put Options - .0%
U.S. Treasury Bonds, June 2017 @ $124 (cost $17,717)	45,000	4,219
Other Investment - 3.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,390,659)	1,390,659	[f] 1,390,659
Total Investments (cost $43,219,471)	100.4%	43,044,508
Liabilities, Less Cash and Receivables	(0.4%)	(166,958)
Net Assets	100.0%	42,877,550

ETF—Exchange-Traded Fund

AUD—Australian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

a Principal amount stated in U.S. Dollars unless otherwise noted.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $1,853,209 or 4.32% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	44.2
Foreign/Governmental	28.9
U.S. Government Securities	17.6
Exchange-Traded Funds	6.5
Money Market Investment	3.2
Options Purchased	.0
100.4

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) ($)

Futures Short
Euro BTP Italian Government Bond	9	(1,291,247)	June 2017	(10,406)
Long Gilt	5	(830,678)	June 2017	(1,094)
Gross Unrealized Depreciation				(11,500)

See notes to financial statements.

13

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Citigroup
Czech Koruna,
Expiring
5/15/2017	1,462,000	57,701	59,377	1,676
Royal Bank of Scotland
Czech Koruna,
Expiring
5/15/2017	19,411,440	771,879	788,365	16,486
State Street Bank and Trust Co.
Canadian Dollar,
Expiring
5/15/2017	3,000	2,234	2,198	(36)
Swedish Krona,
Expiring
5/15/2017	5,531,000	613,720	625,029	11,309
Swiss Franc,
Expiring
5/15/2017	641,000	641,859	644,941	3,082
Sales:
Citigroup
Australian Dollar,
Expiring
5/15/2017	509,000	381,195	381,023	172
British Pound,
Expiring
5/15/2017	158,113	198,062	204,889	(6,827)
Singapore Dollar,
Expiring
5/15/2017	58,000	40,905	41,521	(616)
JP Morgan Chase Bank
Mexican New Peso,
Expiring
5/15/2017	13,400,875	638,955	709,624	(70,669)
Royal Bank of Scotland
British Pound,
Expiring
5/15/2017	31,000	38,944	40,171	(1,227)
Chinese Yuan Renminbi,
Expiring
5/15/2017	1,078,000	155,478	156,093	(615)
New Zealand Dollar,
Expiring
5/15/2017	1,965,035	1,428,776	1,348,614	80,162

14

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Royal Bank of Scotland (continued)
Singapore Dollar,
Expiring
5/15/2017	812,000	572,790	581,299	(8,509)
State Street Bank and Trust Co.
Australian Dollar,
Expiring
5/15/2017	1,072,224	815,203	802,636	12,567
British Pound,
Expiring
5/15/2017	4,808,210	5,974,658	6,230,676	(256,018)
Euro,
Expiring
5/2/2017	96,193	104,531	104,784	(253)
5/15/2017	5,825,326	6,229,768	6,351,109	(121,341)
Japanese Yen,
Expiring
5/15/2017	71,074,043	637,737	637,988	(251)
Norwegian Krone,
Expiring
5/15/2017	3,306,755	397,248	385,219	12,029
Polish Zloty,
Expiring
5/15/2017	2,641,438	648,766	680,772	(32,006)
South Korean Won,
Expiring
5/15/2017	725,115,000	636,624	637,362	(738)
UBS
Euro,
Expiring
5/15/2017	549,000	586,691	598,552	(11,861)
Gross Unrealized Appreciation				137,483
Gross Unrealized Depreciation				(510,967)

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	41,828,812	41,653,849
Affiliated issuers	1,390,659	1,390,659
Cash		243
Cash denominated in foreign currency	3,926	3,922
Receivable for investment securities sold		562,534
Interest receivable		343,751
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		137,483
Cash collateral held by broker—Note 4		41,552
Prepaid expenses		40,403
		44,174,396
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		6,494
Payable for investment securities purchased		733,886
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		510,967
Payable for futures variation margin—Note 4		6,185
Accrued expenses		39,314
		1,296,846
Net Assets ($)		42,877,550
Composition of Net Assets ($):
Paid-in capital		43,677,142
Accumulated distributions in excess of investment income—net		(325,878)
Accumulated net realized gain (loss) on investments		81,490
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($11,500) net unrealized (depreciation) on futures]		(555,204)
Net Assets ($)		42,877,550

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	620,770	675,426	2,771,140	38,810,214
Shares Outstanding	51,404	56,528	229,110	3,208,170
Net Asset Value Per Share ($)	12.08	11.95	12.10	12.10

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	445,256
Dividends:
Unaffiliated issuers	18,030
Affiliated issuers	4,283
Total Income	467,569
Expenses:
Management fee—Note 3(a)	88,483
Professional fees	33,797
Registration fees	32,254
Custodian fees—Note 3(c)	13,888
Prospectus and shareholders’ reports	9,089
Shareholder servicing costs—Note 3(c)	5,666
Distribution fees—Note 3(b)	2,410
Directors’ fees and expenses—Note 3(d)	1,437
Loan commitment fees—Note 2	403
Miscellaneous	29,439
Total Expenses	216,866
Less—reduction in expenses due to undertaking—Note 3(a)	(73,972)
Less—reduction in fees due to earnings credits—Note 3(c)	(27)
Net Expenses	142,867
Investment Income—Net	324,702
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(445,989)
Net realized gain (loss) on options transactions	84,768
Net realized gain (loss) on futures	(11,081)
Net realized gain (loss) on forward foreign currency exchange contracts	770,005
Net Realized Gain (Loss)	397,703
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	710,335
Net unrealized appreciation (depreciation) on options transactions	(15,067)
Net unrealized appreciation (depreciation) on futures	(11,500)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(909,282)
Net Unrealized Appreciation (Depreciation)	(225,514)
Net Realized and Unrealized Gain (Loss) on Investments	172,189
Net Increase in Net Assets Resulting from Operations	496,891

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	324,702	333,298
Net realized gain (loss) on investments	397,703	360,267
Net unrealized appreciation (depreciation) on investments	(225,514)	121,247
Net Increase (Decrease) in Net Assets Resulting from Operations	496,891	814,812
Distributions to Shareholders from ($):
Investment income—net:
Class A	(50,770)	(23,340)
Class C	(16,808)	(9,412)
Class I	(40,162)	(42,083)
Class Y	(1,063,886)	(328,169)
Net realized gain on investments:
Class A	(608)	(2,110)
Class C	(230)	(1,205)
Class I	(471)	(2,610)
Class Y	(12,209)	(22,568)
Total Distributions	(1,185,144)	(431,497)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	80,247	866,305
Class C	48,500	79,202
Class I	1,702,696	825,349
Class Y	4,698,530	20,507,649
Distributions reinvested:
Class A	48,686	23,867
Class C	14,727	9,430
Class I	40,613	44,693
Class Y	870,213	307,758
Cost of shares redeemed:
Class A	(1,284,678)	(502,446)
Class C	(46,311)	(213,406)
Class I	(205,590)	(5,065,739)
Class Y	(1,087,018)	(859,355)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,880,615	16,023,307
Total Increase (Decrease) in Net Assets	4,192,362	16,406,622
Net Assets ($):
Beginning of Period	38,685,188	22,278,566
End of Period	42,877,550	38,685,188
Undistributed (distributions in excess of) investment income—net	(325,878)	521,046

18

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	6,671	71,290
Shares issued for distributions reinvested	4,071	1,982
Shares redeemed	(107,135)	(41,496)
Net Increase (Decrease) in Shares Outstanding	(96,393)	31,776
Class C
Shares sold	4,060	6,591
Shares issued for distributions reinvested	1,243	791
Shares redeemed	(3,859)	(17,686)
Net Increase (Decrease) in Shares Outstanding	1,444	(10,304)
Class I
Shares sold	141,849	67,292
Shares issued for distributions reinvested	3,393	3,711
Shares redeemed	(17,074)	(420,719)
Net Increase (Decrease) in Shares Outstanding	128,168	(349,716)
Class Y
Shares sold	390,882	1,676,600
Shares issued for distributions reinvested	72,624	25,465
Shares redeemed	(90,353)	(70,464)
Net Increase (Decrease) in Shares Outstanding	373,153	1,631,601

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.30	12.13	12.70	12.59	13.03	12.58
Investment Operations:
Investment income—net[a]	.09	.13	.16	.26	.32	.41
Net realized and unrealized gain (loss) on investments	.05	.25	(.18)	(.00)[b]	(.04)	.64
Total from Investment Operations	.14	.38	(.02)	.26	.28	1.05
Distributions:
Dividends from investment income—net	(.36)	(.19)	(.49)	(.15)	(.51)	(.59)
Dividends from net realized gain on investments	(.00)[b]	(.02)	(.06)	—	(.21)	(.01)
Total Distributions	(.36)	(.21)	(.55)	(.15)	(.72)	(.60)
Net asset value, end of period	12.08	12.30	12.13	12.70	12.59	13.03
Total Return (%)[c]	1.10[d]	3.20	(.15)	2.08	2.12	8.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42[e]	1.64	1.99	2.22	2.31	2.67
Ratio of net expenses to average net assets	.95[e]	.95	.95	1.02	1.10	1.10
Ratio of net investment income to average net assets	1.42[e]	1.10	1.29	2.04	2.49	3.21
Portfolio Turnover Rate	66.08[d]	141.08	134.49	157.23	138.46	132.40
Net Assets, end of period ($ x 1,000)	621	1,818	1,407	1,466	1,912	1,132

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

20

Six Months Ended
Class C Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.18	12.05	12.62	12.54	12.98	12.54
Investment Operations:
Investment income—net[a]	.04	.04	.07	.17	.23	.31
Net realized and unrealized gain (loss) on investments	.04	.25	(.19)	(.00)[b]	(.06)	.65
Total from Investment Operations	.08	.29	(.12)	.17	.17	.96
Distributions:
Dividends from investment income—net	(.31)	(.14)	(.39)	(.09)	(.40)	(.51)
Dividends from net realized gain on investments	(.00)[b]	(.02)	(.06)	—	(.21)	(.01)
Total Distributions	(.31)	(.16)	(.45)	(.09)	(.61)	(.52)
Net asset value, end of period	11.95	12.18	12.05	12.62	12.54	12.98
Total Return (%)[c]	.67[d]	2.47	(.94)	1.30	1.41	7.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.20[e]	2.39	2.74	2.95	3.03	3.32
Ratio of net expenses to average net assets	1.70[e]	1.70	1.70	1.76	1.85	1.85
Ratio of net investment income to average net assets	.68[e]	.35	.54	1.31	1.83	2.46
Portfolio Turnover Rate	66.08[d]	141.08	134.49	157.23	138.46	132.40
Net Assets, end of period ($ x 1,000)	675	671	788	1,051	819	587

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.33	12.14	12.71	12.60	13.04	12.59
Investment Operations:
Investment income—net[a]	.10	.15	.19	.29	.36	.44
Net realized and unrealized gain (loss) on investments	.04	.27	(.18)	(.00)[b]	(.06)	.64
Total from Investment Operations	.14	.42	.01	.29	.30	1.08
Distributions:
Dividends from investment income—net	(.37)	(.21)	(.52)	(.18)	(.53)	(.62)
Dividends from net realized gain on investments	(.00)[b]	(.02)	(.06)	—	(.21)	(.01)
Total Distributions	(.37)	(.23)	(.58)	(.18)	(.74)	(.63)
Net asset value, end of period	12.10	12.33	12.14	12.71	12.60	13.04
Total Return (%)	1.15[c]	3.52	.07	2.30	2.33	8.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25[d]	1.39	1.70	1.88	1.96	2.31
Ratio of net expenses to average net assets	.70[d]	.70	.70	.77	.85	.85
Ratio of net investment income to average net assets	1.69[d]	1.35	1.54	2.29	2.86	3.45
Portfolio Turnover Rate	66.08[c]	141.08	134.49	157.23	138.46	132.40
Net Assets, end of period ($ x 1,000)	2,771	1,244	5,472	10,292	9,391	9,476

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

22

Six Months Ended
Class Y Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.14	12.71	12.60	12.50
Investment Operations:
Investment income—net[b]	.10	.16	.19	.29	.10
Net realized and unrealized gain (loss) on investments	.04	.27	(.18)	(.00)[c]	.11
Total from Investment Operations	.14	.43	.01	.29	.21
Distributions:
Dividends from investment income—net	(.37)	(.22)	(.52)	(.18)	(.11)
Dividends from net realized gain on investments	(.00)[c]	(.02)	(.06)	—	—
Total Distributions	(.37)	(.24)	(.58)	(.18)	(.11)
Net asset value, end of period	12.10	12.33	12.14	12.71	12.60
Total Return (%)	1.25[d]	3.54	.09	2.34	1.29	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[e]	1.23	1.31	1.88	2.09	[e]
Ratio of net expenses to average net assets	.70[e]	.70	.70	.75	.85	[e]
Ratio of net investment income to average net assets	1.68[e]	1.35	1.54	2.30	2.36	[e]
Portfolio Turnover Rate	66.08[d]	141.08	134.49	157.23	138.46
Net Assets, end of period ($ x 1,000)	38,810	34,952	14,611	1	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Dynamic Bond Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of income and capital appreciation). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares increased from 400 million shares to 500 million shares and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 7,453 Class A and 7,267 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

24

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

26

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	18,899,701	-	18,899,701
Exchange-Traded Funds	2,781,050	-	-	2,781,050
Foreign Government	-	12,410,202	-	12,410,202
Registered Investment Company	1,390,659	-	-	1,390,659
U.S. Treasury	-	7,558,677	-	7,558,677
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	137,483	-	137,483
Options Purchased	4,219	-	-	4,219
Liabilities ($)
Other Financial Instruments:
Futures††	(11,500)	-	-	(11,500)
Forward Foreign Currency Exchange Contracts††	-	(510,967)	-	(510,967)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

28

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	926,577	16,451,960	15,987,878	1,390,659	3.2

Certain affiliated investment companies may also invest in the fund. At April 30, 2017, Dreyfus Yield Enhancement Strategy Fund, an affiliate of the fund, held 2,168,244 Class Y shares representing approximately 61% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $404,465 and long-term capital gains $27,032. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage

30

commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $73,972 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual rate of .22% of the value of the fund’s average daily net assets.

During the period ended April 30, 2017, the Distributor retained $57 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $2,410 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $1,611 and $803, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $700 for transfer agency services and $30 for cash management services. These fees are included in Shareholder servicing costs in the

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. Cash management fees were partially offset by earnings credits of $27.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $13,888 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $15,760, Distribution Plan fees $407, Shareholder Services Plan fees $268, custodian fees $6,000, Chief Compliance Officer fees $3,861 and transfer agency fees $314, which are offset against an expense reimbursement currently in effect in the amount of $20,116.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts, futures and options transactions, during the period ended April 30, 2017, amounted to $29,881,241 and $25,085,568, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of

32

changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and the value of foreign currency, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and foreign currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At April 30, 2017, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2017 is shown below:

34

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	4,219	[1]	Interest rate risk	(11,500)	[2]
Foreign exchange risk	137,483	[3]	Foreign exchange risk	(510,967)	[3]
Gross fair value of derivative contracts	141,702			(522,467)

Statement of Assets and Liabilities location:
[1]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[2]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	(11,081)		97,051		-		85,970
Foreign exchange	-		(12,283)		770,005		757,722
Total	(11,081)		84,768		770,005		843,692

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Total
Interest rate	(11,500)		(15,067)		-		(26,567)
Foreign exchange	-		-		(909,282)		(909,282)
Total	(11,500)		(15,067)		(909,282)		(935,849)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(11,500)
Options	4,219	-
Forward contracts	137,483	(510,967)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	141,702	(522,467)
Derivatives not subject to
Master Agreements	(4,219)	11,500
Total gross amount of assets
and liabilities subject to
Master Agreements	137,483	(510,967)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	1,848		(1,848)	-	-
Royal Bank of Scotland	96,648		(10,351)	-	86,297
State Street Bank and Trust Co.	38,987		(38,987)	-	-
Total	137,483		(51,186)	-	86,297

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(7,443)		1,848	-	(5,595)
JP Morgan Chase Bank	(70,669)		-	-	(70,669)
Royal Bank of Scotland	(10,351)		10,351	-	-
State Street Bank and Trust Co.	(410,643)		38,987	-	(371,656)
UBS	(11,861)		-	-	(11,861)
Total	(510,967)		51,186	-	(459,781)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

36

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Interest rate futures	686,095
Interest rate options contracts	21,868
Foreign currency options contracts	13
Forward contracts	21,726,860

At April 30, 2017, accumulated net unrealized depreciation on investments was $174,963, consisting of $371,296 gross unrealized appreciation and $546,259 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select

38

the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the three-, four- and five-year periods and above the Performance Universe median for the four- and five-year periods (only five basis points below the median in the three-year period). The Board also considered that the fund’s yield performance was above the Performance Group median for three of the five one-year periods ended January 31st and above the Performance Universe median for four of the five one-year periods ended January 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s return was above the return of the index in four of the five calendar years shown, including 2016.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was the lowest in the Expense Group, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.70% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

40

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• While expressing some concern about the fund’s relative total return in recent periods, the Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

41

For More Information

Dreyfus Global Dynamic Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGDAX Class C: DGDCX Class I: DGDIX Class Y: DGDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6298SA0417

Dreyfus Global Real Return Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Real Return Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Return Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers Suzanne Hutchins (Lead) and Aron Pataki, of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Global Real Return Fund’s Class A shares produced a total return of -0.57%, Class C shares returned -0.95%, Class I shares returned -0.37%, and Class Y shares returned -0.33%.1 In comparison, the fund’s benchmark, the Citi U.S. One-Month Treasury Bill Index, and the fund’s performance baseline benchmark, the USD 1-Month LIBOR, produced total returns of 0.22% and 0.37%, respectively, for the same period.2,3

The fund produced mildly negative absolute and relative returns over the reporting period as global bonds generally lost value and hedging strategies proved ineffective amid expectations of greater economic growth.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund uses an actively managed multi-asset strategy to produce positive absolute or real returns exhibiting less volatility than major equity markets over a complete market cycle, typically a period of five years. The fund is not managed relative to an index, but rather seeks to provide returns that are largely independent of market moves.

The fund invests in a core of return-seeking assets that may include but not exclusively global equities, convertible bonds, global high yield corporate bonds, emerging market debt and infrastructure related assets to meet its total return objective. To complement this core and to provide capital protection as well as to reduce volatility, the fund is invested in other asset types where we find value, including commodity-related investments, currencies, select government bonds, and index-linked securities and derivatives. The portfolio managers have considerable latitude in allocating the fund’s investments and in selecting securities and derivative instruments to implement the fund’s investment approach, although the fund must invest at least 10% of the value of its total assets in equity securities and at least 10% of the value of its total assets in fixed-income securities.

To allocate the fund’s assets, we combine a top-down approach emphasizing economic trends and current investment themes on a global basis, with bottom-up security selection based on fundamental research. In choosing investments, we consider economic trends as emphasized by our global investment themes, security valuation, and company fundamentals. Within markets and sectors, we seek attractively priced companies possessing sustainable competitive advantages, and we may invest in such companies anywhere across their capital structure. Identifying the right security characteristics for the prevailing investment environment is key to our approach, which currently emphasizes income generation.

Economic and Political Factors Drove Market Performance

Global equities fared well over the reporting period in anticipation of pro-growth fiscal, regulatory, and tax policies from a newly elected U.S. government. Although the election’s unexpected outcome caused global stock markets to decline in November 2016, improved investor sentiment later sparked a market rally that persisted through the end of the reporting period. In addition, developed economies have shown modest improvement after an extended period of sluggishness.

In contrast, global bond markets lost a degree of value over the reporting period as interest rates rose. Fixed-income markets reacted to the U.S. presidential election in November with wide swings in sovereign bond yields, and the Federal Reserve Board compounded bearish market sentiment when it shifted to a less accommodative monetary policy.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Bonds and Hedging Strategies Dampened Relative Results

Early in the reporting period, in the wake of the U.S. presidential election, the fund’s performance was undermined by sharp declines in government bonds and other traditional safe havens. Meanwhile, the fund’s stabilizing assets and hedging positions, which are designed to dampen volatility, proved counterproductive in a rallying stock market. Exposure to gold also detracted from returns.

The fund fared better over the first four months of 2017 as optimism regarding potential U.S. government policy changes moderated. Within the fund’s core of return-seeking assets, a small allocation to corporate credit, emerging-market government debt, and infrastructure related investments proved beneficial. The fund’s equity positions also generated positive absolute returns, but they underperformed broad global market averages.

At times during the reporting period, we employed bond options to limit the fund’s interest-rate sensitivity and short positions in futures contracts to protect against potential stock market declines.

A Cautious Investment Posture

Despite recent investor optimism, we believe that economic growth has remained disappointing. In addition, in our judgment, stocks and riskier bonds do not provide much reward potential at current prices. Therefore, we have not felt the need to make significant changes to the core of the portfolio. Instead, we have selectively added to holdings of relatively defensive equities that lagged in the recent market rally, and we have established positions in emerging-market debt securities that appear to be attractively valued. We have continued to complement these core holdings with stabilizing assets such as government bonds, gold, and cash.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

The fund may, but is not required to, use derivative instruments, such as options, futures, options on futures, forward contracts, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Bloomberg — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates.

3 Source: Lipper, Inc. — The Citi U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Return Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.69	$9.38	$4.45	$4.06
Ending value (after expenses)	$994.30	$990.50	$996.30	$996.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.76	$9.49	$4.51	$4.11
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33	$1,020.73

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I and .82% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 32.9%		Principal Amount ($)	[a]	Value ($)
Australia - 5.5%
Australian Government, Sr. Unscd. Bonds, Ser. 144, 3.75%, 4/21/37	AUD	15,584,000		12,590,253
Australian Government, Sr. Unscd. Bonds, Ser. 147, 3.25%, 6/21/39	AUD	31,602,000		23,428,931
Australian Government, Sr. Unscd. Bonds, Ser. 150, 3.00%, 3/21/47	AUD	21,744,000		14,709,043
New South Wales Treasury, Govt. Gtd. Notes, Ser. CIB1, 2.75%, 11/20/25	AUD	6,226,300	[b]	6,802,042
Treasury Corp. of Victoria, Govt. Gtd. Notes, 5.50%, 11/17/26	AUD	23,040,000		21,141,965
			78,672,234
France - .5%
SFR Group, Sr. Scd. Notes, 7.38%, 5/1/26		6,937,000	[c]	7,327,206
Germany - .3%
SIG Combibloc Holdings, Sr. Scd. Notes, 7.75%, 2/15/23	EUR	3,388,000		3,969,598
Mexico - .8%
Mexican Government, Bonds, Ser. M10, 8.50%, 12/13/18	MXN	195,637,600		10,664,056
New Zealand - 2.5%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0427, 4.50%, 4/15/27	NZD	16,554,000		12,776,683
New Zealand Government, Sr. Unscd. Bonds, Ser. 0437, 2.75%, 4/15/37	NZD	12,638,000		7,690,702
New Zealand Government, Sr. Unscd. Bonds, Ser. 0521, 6.00%, 5/15/21	NZD	15,471,000		12,073,074
New Zealand Government, Sr. Unscd. Bonds, Ser. 0940, 2.50%, 9/20/40	NZD	5,000,000	[d]	3,534,982
			36,075,441
United Kingdom - 1.7%
Anglian Water Services Financing, Sr. Scd. Notes, Ser. A8, 3.67%, 7/30/24	GBP	151,000	[e]	398,811
Arqiva Broadcast Finance, Sr. Scd. Notes, 9.50%, 3/31/20	GBP	4,722,000		6,620,543
British Telecommunications, Sr. Unscd. Notes, 3.50%, 4/25/25	GBP	533,000	[e]	1,470,719
Centrica, Jr. Sub. Bonds, 5.25%, 4/10/75	GBP	982,000	[f]	1,360,417
Centrica, Jr. Sub. Notes, 3.00%, 4/10/76	EUR	1,353,000	[f]	1,489,566
CPUK Finance, Scd. Notes, 7.00%, 2/28/42	GBP	319,000		435,246
Dwr Cymru Financing, Asset Backed Notes, 1.86%, 3/31/48	GBP	150,000	[e]	431,175
High Speed Rail Finance 1, Sr. Scd. Notes, 1.57%, 11/1/38	GBP	268,000	[e]	557,474
National Grid Electricity Transmission, Insured Bonds, 2.98%, 7/8/18	GBP	667,000	[e]	1,412,373
Network Rail Infrastructure Finance, Govt. Gtd. Notes, Ser. RPI, 1.75%, 11/22/27	GBP	865,000	[e]	2,052,527
Scotland Gas Networks, Insured Notes, Ser. A2S, 2.13%, 10/21/22	GBP	300,000	[e]	652,809
Tesco, Sr. Unscd. Notes, 6.13%, 2/24/22	GBP	882,000		1,319,735
Tesco, Sr. Unscd. Notes, 3.32%, 11/5/25	GBP	245,000	[e]	586,483

6

Bonds and Notes - 32.9% (continued)		Principal Amount ($)	[a]	Value ($)
United Kingdom - 1.7% (continued)
Tesco Property Finance 3, Mortgage Backed Bonds, 5.74%, 4/13/40	GBP	3,386,679		4,687,832
			23,475,710
United States - 21.6%
EMC, Sr. Unscd. Notes, 1.88%, 6/1/18		4,304,000		4,286,397
Frontier Communications, Sr. Unscd. Notes, 11.00%, 9/15/25		4,843,000		4,691,656
Sprint, Gtd. Notes, 7.88%, 9/15/23		3,180,000		3,577,500
Sprint, Gtd. Notes, 7.13%, 6/15/24		3,548,000		3,867,320
Sprint Capital, Gtd. Notes, 8.75%, 3/15/32		6,102,000		7,524,498
Sprint Communications, Sr. Unscd. Debs., 9.25%, 4/15/22		404,000		490,860
Sprint Communications, Sr. Unscd. Notes, 8.38%, 8/15/17		3,942,000		4,019,854
U.S. Treasury Bonds, 3.00%, 5/15/45		66,680,800		67,219,981
U.S. Treasury Bonds, 3.00%, 11/15/45		47,780,300		48,134,925
U.S. Treasury Notes, 0.88%, 4/15/19		17,501,400		17,371,505
U.S. Treasury Notes, 1.38%, 1/15/20		29,172,000		29,153,767
U.S. Treasury Notes, 1.75%, 12/31/20		69,658,700		69,989,300
U.S. Treasury Notes, 2.00%, 2/15/25		43,189,300		42,633,411
Western Digital, Gtd. Notes, 10.50%, 4/1/24		3,339,000		3,948,367
			306,909,341
Total Bonds and Notes (cost $475,749,123)		467,093,586
Common Stocks - 61.7%		Shares		Value ($)
Australia - 1.6%
Dexus Property Group		1,956,995		14,947,059
Newcrest Mining		501,042		7,938,815
			22,885,874
Canada - 4.2%
Agnico Eagle Mines		130,708		6,247,901
Alacer Gold		1,580,166	[g]	2,500,391
Alamos Gold		407,518		2,916,707
Barrick Gold		518,622		8,671,360
Centerra Gold		492,847		2,545,380
Detour Gold		362,279	[g]	4,578,083
Eldorado Gold		1,091,105		3,988,582
IAMGOLD		682,816	[g]	2,821,202
Kinross Gold		802,479	[g]	2,792,407
New Gold		1,444,168	[g]	4,094,304
OceanaGold		1,097,530		3,577,897
Primero Mining		1,370,353	[g]	642,486
Silver Wheaton		712,596		14,220,076
			59,596,776
Denmark - 1.5%
DONG Energy		525,762	[c]	20,712,478
France - 1.8%
Vivendi		1,271,508		25,228,773
Germany - 3.7%
Bayer		125,794		15,566,326
Infineon Technologies		335,243		6,938,429
LEG Immobilien		150,414	[g]	12,920,904

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 61.7% (continued)	Shares	Value ($)
Germany - 3.7% (continued)
SAP	57,863	5,803,192
Telefonica Deutschland Holding	2,345,232	11,368,252
		52,597,103
Hong Kong - .8%
Link REIT	1,595,500	11,476,499
India - .3%
LIC Housing Finance, GDR	228,291	4,746,170
Ireland - .5%
CRH	208,248	7,603,501
Israel - 1.1%
Teva Pharmaceutical Industries, ADR	477,106	15,067,007
Japan - 2.2%
Japan Tobacco	823,100	27,364,060
Suntory Beverage & Food	88,300	3,948,648
		31,312,708
Mexico - .4%
Fresnillo	182,041	3,423,525
Wal-Mart de Mexico	1,065,500	2,399,819
		5,823,344
Netherlands - 4.7%
RELX	1,079,311	20,874,454
Unilever	271,197	14,222,761
Wolters Kluwer	738,855	31,380,532
		66,477,747
New Zealand - .6%
Spark New Zealand	3,160,146	8,017,261
South Africa - .2%
Gold Fields	995,655	3,259,557
South Korea - 1.5%
Macquarie Korea Infrastructure Fund	1,351,267	10,248,207
Samsung SDI	87,924	10,624,440
		20,872,647
Switzerland - 4.2%
Novartis	458,547	35,278,164
Roche Holding	95,620	25,014,961
		60,293,125
United Kingdom - 13.7%
Associated British Foods	336,553	12,248,911
British American Tobacco	118,950	8,034,456
Centrica	9,654,502	24,746,476
Cobham	4,958,782	8,509,981
Diageo	551,220	16,038,697
Dixons Carphone	1,995,408	8,670,855
GlaxoSmithKline	742,910	14,914,393
Informa	1,333,494	11,088,270
Johnson Matthey	191,533	7,390,125
Randgold Resources	82,417	7,264,114
Royal Dutch Shell, Cl. B	538,319	14,310,690
United Utilities Group	2,185,039	27,550,713
Vodafone Group	7,254,743	18,703,458
Wolseley	228,891	14,538,409
		194,009,548

8

Common Stocks - 61.7% (continued)	Shares		Value ($)
United States - 18.7%
Abbott Laboratories	391,533		17,086,500
Accenture, Cl. A	192,791		23,385,548
AT&T	83,653		3,315,168
CA	508,092		16,680,660
CMS Energy	655,312		29,751,165
Cognizant Technology Solutions, Cl. A	88,484	[g]	5,329,391
Dollar General	205,409		14,935,288
Eversource Energy	592,688		35,205,667
Maxim Integrated Products	89,550		3,953,632
Microsoft	436,341		29,871,905
PowerShares DB Gold Fund	509,414	[g,h]	20,692,397
Procter & Gamble	128,923		11,258,846
Reynolds American	586,834		37,850,793
Sysco	151,408		8,004,941
Walgreens Boots Alliance	98,677		8,539,508
		265,861,409
Total Common Stocks (cost $807,461,074)	875,841,527
Rights - .1%	Number of Rights
United Kingdom - .1%
Cobham (cost $1,559,762)	1,983,512	[g]	1,464,358
Options Purchased - .1%	Face Amount Covered by Contracts/ Number of Contracts		Value ($)
Call Options
S&P 500 Index, May 2017 @ $239	119,200		196,680
Put Options
Euro-Bund, June 2017 @ EUR 160.5	823,000		403,423
U.S. Treasury Long Bond, June 2017 @ $151	935,000		598,984
		1,002,407
Total Options Purchased (cost $2,097,842)	1,199,087

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $33,182,518)	33,182,518	[i] 33,182,518
Total Investments (cost $1,320,050,319)	97.2%	1,378,781,076
Cash and Receivables (Net)	2.8%	40,056,937
Net Assets	100.0%	1,418,838,013

ADR—American Depository Receipt

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $28,039,684 or 1.98% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.

f Variable rate security—rate shown is the interest rate in effect at period end.

g Non-income producing security.

h Investment in non-controlled affiliates (cost $21,591,292).

i Investment in affiliated money market mutual fund.

10

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	19.3
Utilities	9.7
Consumer Goods	9.2
Consumer Services	9.1
Foreign/Governmental	8.8
Health Care	7.6
Basic Materials	7.4
Technology	4.8
Corporate Bonds	4.7
Industrials	4.7
Financials	3.8
Telecommunication	2.9
Money Market Investment	2.4
Exchange-Traded Funds	1.5
Energy	1.0
Consumer Staples	.2
Options Purchased	.1
97.2

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Short
DJ Euro Stoxx 50	1,381	(52,771,704)	June 2017	(2,604,002)
FTSE 100	544	(50,483,887)	June 2017	549,799
Standard & Poor's 500	476	(283,279,500)	June 2017	(1,690,156)
Gross Unrealized Appreciation				549,799
Gross Unrealized Depreciation				(4,294,158)

See notes to financial statements.

12

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Citigroup
Canadian Dollar,
Expiring
5/16/2017	1,383,964	1,061,306	1,014,112	(47,194)
State Street Bank and Trust Co.
Australian Dollar,
Expiring
6/14/2017	4,768,824	3,636,910	3,567,856	(69,054)
British Pound,
Expiring
7/14/2017	25,419,124	32,631,373	32,997,699	366,326
Canadian Dollar,
Expiring
5/16/2017	18,714,524	14,288,705	13,713,240	(575,465)
Euro,
Expiring
7/14/2017	4,531,976	4,873,118	4,956,567	83,449
Mexican New Peso,
Expiring
6/14/2017	207,660,000	10,966,379	10,941,821	(24,558)
New Zealand Dollar,
Expiring
5/16/2017	32,691,724	23,104,672	22,435,918	(668,754)
South Korean Won,
Expiring
5/16/2017	2,856,500,998	2,563,264	2,510,841	(52,423)
UBS
New Zealand Dollar,
Expiring
5/16/2017	20,003,957	13,795,709	13,728,463	(67,246)
Sales:
Royal Bank of Scotland
Australian Dollar,
Expiring
6/14/2017	200,546,409	153,273,610	150,041,317	3,232,293
New Zealand Dollar,
Expiring
5/16/2017	165,875,785	120,737,500	113,838,459	6,899,041
South Korean Won,
Expiring
5/16/2017	18,809,545,975	16,416,368	16,533,438	(117,070)

13

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
State Street Bank and Trust Co.
Australian Dollar,
Expiring
6/14/2017	9,733,720	7,357,265	7,282,405	74,860
British Pound,
Expiring
5/2/2017	488,873	632,825	633,190	(365)
7/14/2017	205,683,287	256,249,570	267,006,652	(10,757,082)
Canadian Dollar,
Expiring
5/16/2017	136,040,011	103,473,912	99,684,571	3,789,341
Euro,
Expiring
5/2/2017	1,641,081	1,794,836	1,787,631	7,205
7/14/2017	159,678,293	169,798,139	174,638,190	(4,840,051)
Japanese Yen,
Expiring
7/14/2017	3,427,024,000	31,513,879	30,842,146	671,733
Mexican New Peso,
Expiring
6/14/2017	207,660,000	10,209,942	10,941,822	(731,880)
Gross Unrealized Appreciation				15,124,248
Gross Unrealized Depreciation				(17,951,142)

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,265,276,509	1,324,906,161
Affiliated issuers	54,773,810	53,874,915
Cash		1,855,224
Cash denominated in foreign currency	382,464	386,338
Cash collateral held by broker—Note 4		30,672,855
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		15,124,248
Dividends and interest receivable		7,410,678
Receivable for investment securities sold		4,178,619
Receivable for shares of Common Stock subscribed		2,413,449
Receivable for futures variation margin—Note 4		976,170
Prepaid expenses		113,990
		1,441,912,647
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,036,839
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		17,951,142
Payable for shares of Common Stock redeemed		2,315,490
Payable for investment securities purchased		1,606,864
Accrued expenses		164,299
		23,074,634
Net Assets ($)		1,418,838,013
Composition of Net Assets ($):
Paid-in capital		1,464,302,116
Accumulated distributions in excess of investment income—net		(6,245,911)
Accumulated net realized gain (loss) on investments		(91,397,046)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($3,744,359) net unrealized (depreciation) on futures]		52,178,854
Net Assets ($)		1,418,838,013

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	43,417,574	34,907,127	603,111,227	737,402,085
Shares Outstanding	3,049,186	2,512,780	42,181,465	51,536,998
Net Asset Value Per Share ($)	14.24	13.89	14.30	14.31

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $769,390 foreign taxes withheld at source):
Unaffiliated issuers	10,108,607
Affiliated issuers	160,409
Interest	6,612,302
Total Income	16,881,318
Expenses:
Management fee—Note 3(a)	5,285,126
Shareholder servicing costs—Note 3(c)	478,421
Custodian fees—Note 3(c)	193,047
Distribution fees—Note 3(b)	130,794
Registration fees	100,748
Professional fees	72,940
Directors’ fees and expenses—Note 3(d)	55,900
Prospectus and shareholders’ reports	34,744
Loan commitment fees—Note 2	16,995
Miscellaneous	30,728
Total Expenses	6,399,443
Less—reduction in expenses due to undertaking—Note 3(a)	(22,329)
Less—reduction in fees due to earnings credits—Note 3(c)	(490)
Net Expenses	6,376,624
Investment Income—Net	10,504,694
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(4,711,571)
Affiliated issuers	(589,668)
Net realized gain (loss) on options transactions	(2,507,687)
Net realized gain (loss) on futures	(39,066,589)
Net realized gain (loss) on forward foreign currency exchange contracts	11,176,960
Net Realized Gain (Loss)	(35,698,555)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	45,961,586
Affiliated issuers	213,590
Net unrealized appreciation (depreciation) on options transactions	(898,755)
Net unrealized appreciation (depreciation) on futures	(11,354,217)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(14,397,234)
Net Unrealized Appreciation (Depreciation)	19,524,970
Net Realized and Unrealized Gain (Loss) on Investments	(16,173,585)
Net (Decrease) in Net Assets Resulting from Operations	(5,668,891)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	10,504,694	12,012,796
Net realized gain (loss) on investments	(35,698,555)	(20,788,216)
Net unrealized appreciation (depreciation) on investments	19,524,970	35,382,347
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,668,891)	26,606,927
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,042,893)	(1,985,751)
Class C	(793,954)	(565,274)
Class I	(15,224,045)	(4,536,404)
Class Y	(21,341,116)	(17,423,097)
Total Distributions	(41,402,008)	(24,510,526)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	36,400,621	135,924,150
Class C	5,635,308	22,230,757
Class I	344,267,864	468,457,613
Class Y	170,469,281	393,078,796
Distributions reinvested:
Class A	3,988,624	1,985,751
Class C	792,979	565,274
Class I	14,782,333	4,412,721
Class Y	10,697,251	10,077,228
Cost of shares redeemed:
Class A	(147,475,931)	(30,295,189)
Class C	(6,248,481)	(3,502,241)
Class I	(248,889,819)	(67,046,742)
Class Y	(129,434,803)	(104,900,705)
Increase (Decrease) in Net Assets from Capital Stock Transactions	54,985,227	830,987,413
Total Increase (Decrease) in Net Assets	7,914,328	833,083,814
Net Assets ($):
Beginning of Period	1,410,923,685	577,839,871
End of Period	1,418,838,013	1,410,923,685
Undistributed (distributions in excess of) investment income—net	(6,245,911)	24,651,403

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,582,306	9,236,847
Shares issued for distributions reinvested	287,158	142,245
Shares redeemed	(10,526,328)	(2,072,271)
Net Increase (Decrease) in Shares Outstanding	(7,656,864)	7,306,821
Class Ca
Shares sold	409,350	1,550,131
Shares issued for distributions reinvested	58,393	41,321
Shares redeemed	(456,344)	(244,973)
Net Increase (Decrease) in Shares Outstanding	11,399	1,346,479
Class Ia
Shares sold	24,302,344	31,624,601
Shares issued for distributions reinvested	1,061,187	315,645
Shares redeemed	(17,658,383)	(4,550,565)
Net Increase (Decrease) in Shares Outstanding	7,705,148	27,389,681
Class Ya
Shares sold	12,094,158	26,614,889
Shares issued for distributions reinvested	767,929	720,317
Shares redeemed	(9,162,353)	(7,250,679)
Net Increase (Decrease) in Shares Outstanding	3,699,734	20,084,527

[a]

During the period ended April 30, 2017, 79,620 Class A shares representing $1,101,947 were exchanged for 79,391 Class I shares, 355 Class C shares representing $4,844 were exchanged for 345 Class I shares and 204,034 Class Y shares representing $2,896,319 were exchanged for 204,158 Class I shares and during the period ending October 31, 2016, 498 Class A shares representing $7,336 were exchanged for 496 Class I shares and 167,112 Class Y shares representing $2,457,452 were exchanged for 167,167 Class I shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.72	14.61	15.11	14.75	14.07	13.51
Investment Operations:
Investment income—net[a]	.07	.17	.17	.36	.21	.17
Net realized and unrealized gain (loss) on investments	(.16)	.51	.01[b]	.17	.54	.53
Total from Investment Operations	(.09)	.68	.18	.53	.75	.70
Distributions:
Dividends from investment income—net	(.39)	(.57)	(.68)	(.04)	(.07)	(.07)
Dividends from net realized gain on investments	-	-	-	(.13)	-	(.07)
Total Distributions	(.39)	(.57)	(.68)	(.17)	(.07)	(.14)
Net asset value, end of period	14.24	14.72	14.61	15.11	14.75	14.07
Total Return (%)[c]	(.57)[d]	4.87	1.22	3.63	5.42	5.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[e]	1.16	1.15	1.20	1.49	1.72
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.15	1.47	1.50
Ratio of net investment income to average net assets	.95[e]	1.15	1.16	2.38	1.48	1.26
Portfolio Turnover Rate	23.18[d]	57.17	68.92	47.01	44.96	53.24
Net Assets, end of period ($ x 1,000)	43,418	157,624	49,672	56,501	35,478	17,088

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.34	14.26	14.79	14.51	13.89	13.37
Investment Operations:
Investment income—net[a]	.03	.06	.06	.21	.08	.06
Net realized and unrealized gain (loss) on investments	(.17)	.50	.02[b]	.20	.55	.53
Total from Investment Operations	(.14)	.56	.08	.41	.63	.59
Distributions:
Dividends from investment income—net	(.31)	(.48)	(.61)	-	(.01)	-
Dividends from net realized gain on investments	-	-	-	(.13)	-	(.07)
Total Distributions	(.31)	(.48)	(.61)	(.13)	(.01)	(.07)
Net asset value, end of period	13.89	14.34	14.26	14.79	14.51	13.89
Total Return (%)[c]	(.95)[d]	4.12	.49	2.87	4.58	4.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91[e]	1.90	1.91	1.96	2.21	2.56
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	1.90	2.18	2.25
Ratio of net investment income to average net assets	.49[e]	.44	.39	1.41	.58	.51
Portfolio Turnover Rate	23.18[d]	57.17	68.92	47.01	44.96	53.24
Net Assets, end of period ($ x 1,000)	34,907	35,861	16,470	11,969	5,671	944

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

dNot annualized.

eAnnualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.78	14.68	15.18	14.81	14.10	13.56
Investment Operations:
Investment income—net[a]	.11	.20	.21	.38	.26	.21
Net realized and unrealized gain (loss) on investments	(.18)	.52	.01[b]	.19	.54	.53
Total from Investment Operations	(.07)	.72	.22	.57	.80	.74
Distributions:
Dividends from investment income—net	(.41)	(.62)	(.72)	(.07)	(.09)	(.13)
Dividends from net realized gain on investments	-	-	-	(.13)	-	(.07)
Total Distributions	(.41)	(.62)	(.72)	(.20)	(.09)	(.20)
Net asset value, end of period	14.30	14.78	14.68	15.18	14.81	14.10
Total Return (%)	(.37)[c]	5.16	1.49	3.89	5.79	5.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.88	.86	.90	1.11	1.35
Ratio of net expenses to average net assets	.90[d]	.88	.86	.90	1.11	1.25
Ratio of net investment income to average net assets	1.54[d]	1.36	1.40	2.51	1.84	1.55
Portfolio Turnover Rate	23.18[c]	57.17	68.92	47.01	44.96	53.24
Net Assets, end of period ($ x 1,000)	603,111	509,712	104,057	74,438	60,482	52,410

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.79	14.69	15.18	14.81	14.16
Investment Operations:
Investment income—net[b]	.11	.22	.22	.26	.05
Net realized and unrealized gain (loss) on investments	(.17)	.51	.02[c]	.31	.60
Total from Investment Operations	(.06)	.73	.24	.57	.65
Distributions:
Dividends from investment income—net	(.42)	(.63)	(.73)	(.07)	-
Dividends from net realized gain on investments	-	-	-	(.13)	-
Total Distributions	(.42)	(.63)	(.73)	(.20)	-
Net asset value, end of period	14.31	14.79	14.69	15.18	14.81
Total Return (%)	(.33)[d]	5.18	1.57	3.89	4.59[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[e]	.81	.83	.88	1.09[e]
Ratio of net expenses to average net assets	.82[e]	.81	.83	.88	1.09[e]
Ratio of net investment income to average net assets	1.58[e]	1.53	1.45	1.77	1.10[e]
Portfolio Turnover Rate	23.18[d]	57.17	68.92	47.01	44.96
Net Assets, end of period ($ x 1,000)	737,402	707,727	407,642	243,251	41,381

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	67,178,966	-	67,178,966
Equity Securities –Domestic Common Stocks†	253,840,372	-	-	253,840,372
Equity Securities –Foreign Common Stocks†	601,308,758	-	-	601,308,758
Exchange –Traded Funds	20,692,397	-	-	20,692,397

26

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($) (continued)
Foreign Government	-	125,411,731	-	125,411,731
Registered Investment Company	33,182,518	-	-	33,182,518
U.S. Treasury	-	274,502,889	-	274,502,889
Rights†	1,464,358	-	-	1,464,358
Other Financial Instruments:
Futures††	549,799	-	-	549,799
Forward Foreign Currency Exchange Contracts††	-	15,124,248	-	15,124,248
Options Purchased	1,199,087	-	-	1,199,087
Liabilities ($)
Other Financial Instruments:
Futures††	(4,294,158)	-	-	(4,294,158)
Forward Foreign Currency Exchange Contracts††	-	(17,951,142)	-	(17,951,142)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	77,404,811	382,184,259	426,406,552	33,182,518	2.4

In addition, an affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in affiliated companies during the period ended April 30, 2017 were as follows:

Affiliated Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)
PowerShares DB Gold Fund	22,442,750	-	1,374,275	(589,668)

Affiliated Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
PowerShares DB Gold Fund	213,590	20,692,397	1.5	-

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if

28

any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $42,377,637 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. If not applied, the fund has $13,001,271 of short-term capital losses and $29,376,366 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $24,510,526. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $22,329 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .36% of the value of the fund’s average daily net assets.

During the period ended April 30, 2017, the Distributor retained $414 from commissions earned on sales of the fund’s Class A shares and $7,339 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $130,794 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

30

30, 2017, Class A and Class C shares were charged $132,423 and $43,598, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $7,905 for transfer agency services and $541 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $490.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $193,047 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $891,008, Distribution Plan fees $21,639, Shareholder Services Plan fees $16,114, custodian fees $99,239, Chief Compliance Officer fees $3,861 and transfer agency fees $4,978.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions and forward contracts, during the period ended April 30, 2017, amounted to $369,574,257 and $298,695,490, respectively.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to

32

buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2017:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding October 31, 2016	-	-
Contracts written	2,124	760,737
Contracts terminated:
Contracts closed	2,124	760,737	164,599	596,138
Contracts outstanding April 30, 2017	-	-

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	1,002,407	[1]	Interest rate risk	-
Equity risk	746,479	[1,2]	Equity risk	(4,294,158)	[2]
Foreign exchange risk	15,124,248	[3]	Foreign exchange risk	(17,951,142)	[3]
Gross fair value of derivative contracts	16,873,134			(22,245,300)

Statement of Assets and Liabilities location:
[1]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[2]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

34

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	-		(365,804)		-		(365,804)
Equity	(39,066,589)		(994,836)		-		(40,061,425)
Foreign exchange	-		(1,147,047)		11,176,960		10,029,913
Total	(39,066,589)		(2,507,687)		11,176,960		(30,397,316)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Total
Interest rate	-		(234,811)		-		(234,811)
Equity	(11,354,217)		(663,944)		-		(12,018,161)
Foreign exchange	-		-		(14,397,234)		(14,397,234)
Total	(11,354,217)		(898,755)		(14,397,234)		(26,650,206)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	549,799	(4,294,158)
Options	1,199,087	-
Forward contracts	15,124,248	(17,951,142)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	16,873,134	(22,245,300)
Derivatives not subject to
Master Agreements	(1,748,886)	4,294,158
Total gross amount of assets
and liabilities subject to
Master Agreements	15,124,248	(17,951,142)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Royal Bank of Scotland	10,131,334		(117,070)	-	10,014,264
State Street Bank and Trust Co.	4,992,914		(4,992,914)	-	-
Total	15,124,248		(5,109,984)	-	10,014,264

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(47,194)		-	-	(47,194)
Royal Bank of Scotland	(117,070)		117,070	-	-
State Street Bank and Trust Co.	(17,719,632)		4,992,914	-	(12,726,718)
UBS	(67,246)		-	-	(67,246)
Total	(17,951,142)		5,109,984	-	(12,841,158)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

36

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	398,146,446
Equity options contracts	294,943
Interest rate options contracts	1,064,906
Foreign currency options contracts	23,311
Forward contracts	770,601,492

At April 30, 2017, accumulated net unrealized appreciation on investments was $58,730,757, consisting of $102,935,601 gross unrealized appreciation and $44,204,844 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial

38

statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except for the one- and two-year periods when it was below median (only one basis point below the Performance Universe in the two-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices and noted that the fund’s performance was above the returns of both indices in four of the six calendar years shown, including in 2016.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest expenses in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.90% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• While the Board expressed some concern about the fund’s relative one-year performance, the Board generally was satisfied with the fund’s overall performance.

40

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

41

For More Information

Dreyfus Global Real Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRRAX Class C: DRRCX Class I: DRRIX Class Y: DRRYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6278SA0417

Dreyfus Total Emerging Markets Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Total Emerging Markets Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Emerging Markets Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Sean P. Fitzgibbon, Federico Garcia Zamora, and Josephine Shea, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Total Emerging Markets Fund’s Class A shares produced a total return of 10.38%, Class C shares returned 10.01%, Class I shares returned 10.59%, and Class Y shares returned 10.64%.1 In comparison, the MSCI Emerging Markets Index (the “Index”), the fund’s benchmark, returned 8.88% for the same period.2 The fund’s secondary benchmark index, the hybrid “Total EM Index,” returned 6.92%. The Total EM Index is a blend of 70% MSCI Emerging Markets Index/15% J.P. Morgan GB Index-EM Global Diversified/7.5% J.P. Morgan EMB Index Global/7.5% J.P. Morgan CEMB Index Diversified.2,3,4,5,6

Strengthening global economic fundamentals and rising corporate earnings drove emerging-market equities higher, while emerging-market bonds rallied as fears of protectionist U.S. trade policies waned. Strong individual security selections enabled the fund to outperform its benchmarks.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of emerging-market issuers and other investments that are tied economically to emerging-market countries.

The portfolio construction process starts with assessing the risk and return expectations of equities, bonds and currencies for each emerging-market country over a 12-month period. These expectations are guided primarily by our common global macroeconomic view and top-down country-specific outlooks. Moreover, these expectations also reflect our bottom-up valuation assessments of individual securities. The fund’s assets are then allocated to what we consider the more attractive emerging-market asset classes and countries. After making asset and country allocation decisions, we select individual securities for the fund’s portfolio.

Strong Performance Across Asset Classes

Emerging-market stocks and bonds started the reporting period on a weak note, pressured by uncertainty regarding U.S. foreign and trade policies, fluctuating currency values, and the prospect of higher short-term U.S. interest rates. Commodity-exporting markets, such as Russia and Brazil, fared relatively well at the time, bolstered by rising oil and industrial metals prices. These trends reversed in the closing weeks of 2016, when investor confidence in most emerging markets was bolstered by signs of accelerating economic growth and softening U.S. dollar strength.

In Mexico and China, stocks rebounded when the newly elected U.S. administration delayed or reassessed the implementation of those policies. On the other hand, weakening oil prices dampened the performance of stocks in energy-exporting markets. More economically sensitive and growth-oriented industry groups, such as the information technology, materials and financials sectors, led the Index’s rise over the remainder of the reporting period, while the higher-yielding, traditionally defensive utilities, telecommunication services, consumer staples, and health care sectors trailed.

In emerging bond markets, declines early in the reporting period were more than offset when economic fundamentals improved, fears of trade policy changes receded, and capital flowed back toward higher-yielding fixed-income securities in developing nations.

Performance Enhanced by Security Selections

The fund’s equity holdings bolstered relative results, led by strong individual stock selections in China, such as hotel chain China Lodging Group, Internet giant Tencent Holdings, and online travel agency Ctrip.com International. In Taiwan, electronics components maker Largan Precision rose in anticipation of intensifying customer demand, while pneumatic tool maker Airtac International Group

3

DISCUSSION OF FUND PERFORMANCE (continued)

exhibited steady revenue growth and lower costs. Other top equity holdings included South Korean pharmaceutical maker HUGUL and KB Financial Group, South Korea’s largest money center bank.

Disappointments in the stock portfolio included the fund’s overweighted exposure to the lagging Indonesian market as well as individual holdings such as Matahari Department Store and telecommunications provider Telekomunikasi Indonesia. Lack of exposure to Polish stocks further detracted from returns, as did individual holdings including Thai Beverage, Barclays Africa Group, and Brazilian electric utility Cia Energética de Minas Gerais.

Among bonds, the fund benefited from overweighted exposure to U.S.-dollar-denominated bonds in Iraq, Russia, and India, as well as local-currency-denominated positions in Argentina. Currency positions in the Brazilian real, Colombian peso, Indian rupee, and Russian ruble also added value. However, bonds in Turkey and overweighted exposure to the Turkish lira and Malaysian ringgit fared less well. The fund employed forward contracts to establish its currency positions.

Improving Emerging-Market Fundamentals

With optimism that economic conditions and corporate earnings will improve in many developing nations, equity and fixed-income valuations remain attractive, which may prompt global investors to allocate more capital to the emerging markets. As of the end of the reporting period, we have increased the fund’s exposure to the Brazilian stock market, where a new cycle of monetary easing is likely to bolster a burgeoning recovery, while trimming exposure to Indonesian, Turkish, and Chinese stocks. The fund’s bond portfolio ended the reporting period with overweighted exposure to bonds and currencies in Brazil, India, and Indonesia, but relatively light positions in Hungary, Singapore, and Thailand.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

¹ Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A, Class C, Class I and Class Y.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gains distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The J.P. Morgan GB Index-EM Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The J.P. Morgan EMB Index Global tracks the total return for the U.S. dollar-denominated emerging-markets debt, including Brady bonds, Eurobonds and loans. Investors cannot invest directly in any index.

5 Source: Lipper Inc. — The J.P. Morgan CEMB Index Diversified tracks U.S. dollar-denominated debt issued by emerging-market corporations. The diversified index limits the exposure of some of the larger countries. Investors cannot invest directly in any index.

6 Source: FactSet — The Total EM Index is an unmanaged hybrid index composed of 70% MSCI Emerging Markets Index /15% J.P. Morgan GB Index-EM Global Diversified /7.5% J.P. Morgan GB Index-EM Global/7.5% J.P. Morgan GB Index-EM Diversified. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Emerging Markets Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.35	$12.13	$6.58	$6.58
Ending value (after expenses)	$1,103.80	$1,100.10	$1,105.90	$1,106.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.00	$11.63	$6.31	$6.31
Ending value (after expenses)	$1,016.86	$1,013.24	$1,018.55	$1,018.55

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.33% for Class C, 1.26% for Class I and 1.26% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 23.0%		Principal Amount ($)	[a]	Value ($)
Argentina - 3.0%
Argentine Government, Sr. Unscd. Bonds, 6.88%, 1/26/27		280,000		296,520
Argentine Government, Sr. Unscd. Notes, 5.83%, 12/31/33	ARS	805,000	[b,c]	398,238
City of Buenos Aires Argentina, Unscd. Bonds, Ser. 22, 22.63%, 3/29/24	ARS	27,100,000	[b]	1,810,921
Province of Cordoba, Sr. Unscd. Notes, 7.45%, 9/1/24		165,000	[d]	172,057
Provincia de Buenos Aires/Argentina, 7.88%, 6/15/27		300,000	[d]	313,929
YPF, Sr. Unscd. Notes, 8.50%, 7/28/25		470,000		532,863
			3,524,528
Austria - .5%
Suzano Austria, Gtd. Notes, 7.00%, 3/16/47		600,000	[d]	594,600
Bahrain - .8%
Bahraini Government, Sr. Unscd. Notes, 7.00%, 1/26/26		915,000		981,283
China - .3%
State Grid Overseas, Gtd. Notes, 3.50%, 5/4/27		290,000	[d]	289,898
Colombia - 1.5%
Colombian Government, Bonds, Ser. B, 10.00%, 7/24/24	COP	930,000,000		387,616
Ecopetrol, Sr. Unscd. Notes, 5.38%, 6/26/26		300,000		308,250
Ecopetrol, Sr. Unscd. Notes, 5.88%, 5/28/45		520,000		479,804
Emgesa, Sr. Unscd. Notes, 8.75%, 1/25/21	COP	237,000,000		83,570
Empresas Publicas de Medellin, Sr. Unscd. Notes, 8.38%, 2/1/21	COP	684,000,000		236,564
Empresas Publicas de Medellin, Sr. Unscd. Notes, 7.63%, 9/10/24	COP	230,000,000	[d]	77,576
Findeter, Sr. Unscd. Notes, 7.88%, 8/12/24	COP	450,000,000	[d]	150,127
			1,723,507
Georgia - .4%
BGEO Group, 6.00%, 7/26/23		400,000		404,460
Guatemala - .3%
Central American Bottling , Gtd. Notes, 5.75%, 1/31/27		320,000	[d]	340,032
Iraq - 1.2%
Iraqi Government, Unscd. Bonds, 5.80%, 1/15/28		1,530,000		1,373,175
Ireland - .8%
Borets Finance, Gtd. Notes, 6.50%, 4/7/22		300,000	[d]	311,625
MMC Norilsk Nickel, Sr. Unscd. Notes, 4.10%, 4/11/23		425,000	[d]	424,209
Phosagro Bond Funding, Sr. Unscd. Notes, 3.95%, 11/3/21		200,000	[d]	200,352
			936,186

6

Bonds and Notes - 23.0% (continued)		Principal Amount ($)	[a]	Value ($)
Ivory Coast - .5%
Ivory Coast Government, Sr. Unscd. Notes, 5.38%, 7/23/24		560,000		547,581
Kazakhstan - .6%
KazMunayGas National, Sr. Unscd. Notes, 4.40%, 4/30/23		700,000		708,820
Kenya - .6%
Kenyan Government, Sr. Unscd. Notes, 6.88%, 6/24/24		640,000		650,144
Lebanon - .9%
Lebanese Government, Sr. Unscd. Notes, 6.20%, 2/26/25		830,000		831,602
Lebanese Government, Sr. Unscd. Notes, 6.60%, 11/27/26		150,000		152,385
			983,987
Luxembourg - 1.5%
Cosan Luxembourg, Gtd. Notes, 7.00%, 1/20/27		550,000	[d]	576,840
Evraz Group, Sr. Unscd. Notes, 5.38%, 3/20/23		480,000	[d]	483,576
Rumo Luxembourg, Gtd. Notes, 7.38%, 2/9/24		600,000	[d]	626,700
			1,687,116
Malaysia - 1.0%
Malaysian Government, Sr. Unscd. Bonds, Ser. 0316, 3.90%, 11/30/26	MYR	4,985,000		1,134,310
Mexico - 1.5%
Metalsa, Gtd. Notes, 4.90%, 4/24/23		560,000		548,100
Mexican Government, Bonds, Ser. M, 5.75%, 3/5/26	MXN	11,860,000		572,895
Mexican Government, Bonds, Ser. M 20, 10.00%, 12/5/24	MXN	7,080,000		439,304
Sixsigma Networks Mexico, Gtd. Notes, 8.25%, 11/7/21		200,000		201,000
			1,761,299
Mongolia - .5%
Mongolian Government, Sr. Unscd. Notes, 10.88%, 4/6/21		500,000		583,146
Morocco - 1.0%
Office Cherifien des Phosphates, Sr. Unscd. Notes, 6.88%, 4/25/44		1,040,000		1,128,802
Netherlands - .8%
VTR Finance, Sr. Scd. Notes, 6.88%, 1/15/24		880,000		937,200
Paraguay - .2%
Paraguayan Government, Sr. Unscd. Notes, 4.70%, 3/27/27		230,000	[d]	234,945
Peru - .6%
Orazul Energy, Gtd. Notes, 5.63%, 4/28/27		200,000	[d]	200,310
Union Andina De Cementos, Sr. Unscd. Notes, 5.88%, 10/30/21		500,000		522,500
			722,810

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 23.0% (continued)		Principal Amount ($)	[a]	Value ($)
Russia - .6%
Russian Government, Bonds, Ser. 6215, 7.00%, 8/16/23	RUB	17,140,000		292,335
Vnesheconombank, Sr. Unscd. Notes, 6.80%, 11/22/25		400,000		447,690
			740,025
Senegal - .8%
Senegalese Government, Bonds, 6.25%, 7/30/24		900,000		923,850
Turkey - 1.4%
Turkish Government, Bonds, 5.75%, 3/22/24		760,000		807,967
Turkish Government, Bonds, 10.60%, 2/11/26	TRY	860,000		248,537
Turkiye Vakiflar Bankasi, Sr. Unscd. Notes, 5.50%, 10/27/21		600,000	[d]	604,912
			1,661,416
Ukraine - .8%
Ukrainian Government, Bonds, 7.75%, 9/1/20		970,000		979,399
United Arab Emirates - .7%
DP World, Sr. Unscd. Notes, 6.85%, 7/2/37		700,000		825,125
United Kingdom - .2%
Vedanta Resources, Sr. Unscd. Notes, 6.38%, 7/30/22		235,000	[d]	238,760
Total Bonds and Notes (cost $25,951,175)		26,616,404
Common Stocks - 69.1%		Shares		Value ($)
Brazil - 3.0%
Ambev, ADR		377,400		2,162,502
JBS		403,800		1,306,541
			3,469,043
China - 23.0%
Alibaba Group Holding, ADR		26,000	[e]	3,003,000
Anhui Conch Cement, Cl. H		592,500		2,075,713
ANTA Sports Products		455,000		1,278,131
Beijing Capital International Airport, Cl. H		1,018,000	[e]	1,437,019
China Construction Bank, Cl. H		2,311,000		1,877,714
China Lodging Group		41,100	[e]	2,917,278
Ctrip.com International, ADR		28,300	[e]	1,429,433
PICC Property & Casualty, Cl. H		1,146,000		1,844,597
Ping An Insurance Group Company of China, Cl. H		318,500		1,793,478
Shanghai Pharmaceuticals Holding, Cl. H		801,000		2,121,350
Tencent Holdings		215,700		6,749,681
			26,527,394
Hungary - 2.3%
Richter Gedeon		109,956		2,662,518
India - 3.8%
ICICI Bank, ADR		196,420		1,683,319
Reliance Industries, GDR		63,430	[d,e]	2,743,348
			4,426,667

8

Common Stocks - 69.1% (continued)	Shares	Value ($)
Indonesia - 3.6%
Bank Rakyat Indonesia	1,985,700	1,921,789
Telekomunikasi Indonesia	6,964,600	2,283,390
		4,205,179
Mexico - 2.6%
Arca Continental	153,100	[e] 1,125,809
Grupo Aeroportuario del Centro Norte	337,300	[e] 1,873,446
		2,999,255
Peru - .9%
Credicorp	6,690	1,027,985
Philippines - .6%
Puregold Price Club	859,900	717,659
Russia - 4.0%
LUKOIL, ADR	45,500	2,254,525
Sberbank of Russia, ADR	203,105	2,414,918
		4,669,443
South Africa - 3.5%
Barclays Africa Group	175,548	1,931,012
Clicks Group	213,446	2,143,923
		4,074,935
South Korea - 8.7%
BGF retail	13,926	[e] 1,340,098
Coway	26,463	2,337,228
Hugel	4,500	[e] 1,842,868
KB Financial Group	61,259	2,697,140
Korea Investment Holdings	23,359	1,053,095
NAVER	1,161	816,240
		10,086,669
Taiwan - 8.2%
Advanced Semiconductor Engineering	824,119	1,036,602
Airtac International Group	171,000	1,955,355
Largan Precision	17,000	2,825,727
Taiwan Semiconductor Manufacturing	568,000	3,661,662
		9,479,346
Thailand - 1.3%
Thai Beverage	2,208,000	1,461,833
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank	451,946	851,475
Emaar Properties	418,168	817,437
		1,668,912
United States - 2.1%
iShares MSCI Emerging Markets ETF	59,600	2,387,576
Total Common Stocks (cost $63,902,135)	79,864,414
Preferred Stocks - 2.8%	Shares	Value ($)
Brazil - 2.8%
Cia Energetica de Minas Gerais	534,900	1,496,483
Petroleo Brasileiro	387,300	[e] 1,704,630
Total Preferred Stocks (cost $3,394,926)	3,201,113

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .0%	Face Amount Covered by Contracts	Value ($)
Put Options
Euro, May 2017 @ EUR 1.09 (cost $20,751)	2,100,000	17,981
Other Investment - 3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,904,784)	3,904,784	[f] 3,904,784
Total Investments (cost $97,173,771)	98.3%	113,604,696
Cash and Receivables (Net)	1.7%	1,970,656
Net Assets	100.0%	115,575,352

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

COP—Colombian Peso

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

TRY—Turkish Lira

b Variable rate security—rate shown is the interest rate in effect at period end.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $8,583,796 or 7.43% of net assets.

e Non-income producing security.

f Investment in affiliated money market mutual fund.

10

Portfolio Summary (Unaudited) †	Value (%)
Financial	17.2
Information Technology	15.7
Foreign/Governmental	13.7
Corporate Bonds	9.3
Consumer Discretionary	9.1
Consumer Staples	6.6
Energy	5.8
Health Care	5.7
Industrials	4.6
Money Market Investment	3.4
Exchange-Traded Funds	2.1
Telecommunication Services	2.0
Materials	1.8
Utilities	1.3
Options Purchased	.0
98.3

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF OPTIONS WRITTEN

April 30, 2017 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
Euro,
May 2017 @ EUR 1.04	2,100,000	(1,405)
Mexican Peso,
May 2017 @ MXN 21.5	1,100,000	(169)
South African Rand,
July 2017 @ ZAR 14.25	1,100,000	(16,735)
South African Rand,
July 2017 @ ZAR 14.5	1,100,000	(8,350)
South African Rand,
July 2017 @ ZAR 15	1,100,000	(5,190)
South Korean Won,
June 2017 @ KRW 1,200	1,000,000	(2,368)
South Korean Won,
July 2017 @ KRW 1,200	1,100,000	(7,061)
Turkish Lira,
May 2017 @ TRY 3.85	1,100,000	(819)
Total Options Written (premiums received $112,668)		(42,097)

See notes to financial statements.

12

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
South Korean Won,
Expiring
6/15/2017	2,203,060,000	1,970,334	1,937,114	(33,220)
Taiwan Dollar,
Expiring
6/15/2017	18,715,000	619,743	621,517	1,774
Barclays Bank
Nigerian Naira,
Expiring
6/8/2017	85,300,000	244,412	272,912	28,500
Turkish Lira,
Expiring
6/15/2017	3,500,000	945,554	971,517	25,963
Citigroup
Argentine Peso,
Expiring
7/13/2017	20,595,000	1,239,595	1,288,557	48,962
Brazilian Real,
Expiring
6/2/2017	15,365,000	4,839,065	4,796,379	(42,686)
Egyptian Pound,
Expiring
5/23/2017	3,900,000	235,472	214,733	(20,739)
Indonesian Rupiah,
Expiring
6/15/2017	2,687,420,000	200,779	200,482	(297)
Malaysian Ringgit,
Expiring
6/15/2017	5,020,000	1,154,687	1,153,885	(802)
Mexican New Peso,
Expiring
6/15/2017	21,740,000	1,136,316	1,145,332	9,016
Peruvian New Sol,
Expiring
6/15/2017	7,862,000	2,406,489	2,410,954	4,465
South African Rand,
Expiring
6/15/2017	36,965,000	2,761,684	2,742,591	(19,093)
JP Morgan Chase Bank
Chilean Peso,
Expiring
6/15/2017	909,600,000	1,379,289	1,359,647	(19,642)

13

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Colombian Peso,
Expiring
6/15/2017	9,014,065,000	3,041,696	3,040,670	(1,026)
Indian Rupee,
Expiring
6/15/2017	443,810,000	6,739,708	6,850,770	111,062
Israeli Shekel
Expiring
6/15/2017	3,720,000	1,017,466	1,028,743	11,277
Malaysian Ringgit,
Expiring
6/15/2017	14,640,000	3,302,443	3,365,115	62,672
Philippine Peso,
Expiring
6/15/2017	11,340,000	224,266	226,377	2,111
Polish Zloty,
Expiring
6/14/2017	12,280,000	3,146,612	3,164,149	17,537
Turkish Lira,
Expiring
6/15/2017	1,665,000	441,782	462,164	20,382
UBS
Czech Koruna,
Expiring
6/15/2017	6,790,000	272,296	276,397	4,101
9/29/2017	6,800,000	271,668	278,634	6,966
Sales:
Barclays Bank
Brazilian Real,
Expiring
6/2/2017	6,960,000	2,218,680	2,172,652	46,028
Citigroup
Argentine Peso,
Expiring
6/15/2017	17,190,000	1,083,859	1,090,252	(6,393)
Euro,
Expiring
5/31/2017	1,125,000	1,206,956	1,227,591	(20,635)
Philippine Peso,
Expiring
6/15/2017	86,180,000	1,719,833	1,720,383	(550)
Goldman Sachs International
Hungarian Forint,
Expiring
6/15/2017	563,730,000	1,984,615	1,963,977	20,638

14

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Mexican New Peso,
Expiring
5/3/2017	31,951	1,678	1,697	(19)
HSBC
Singapore Dollar,
Expiring
6/15/2017	2,170,000	1,559,282	1,553,951	5,331
JP Morgan Chase Bank
Hungarian Forint,
Expiring
6/15/2017	322,890,000	1,136,688	1,124,915	11,773
Russian Ruble,
Expiring
6/15/2017	59,315,000	1,020,710	1,030,400	(9,690)
Thai Baht,
Expiring
6/15/2017	59,455,000	1,725,816	1,718,281	7,535
UBS
Euro,
Expiring
6/15/2017	255,812	272,296	279,355	(7,059)
9/29/2017	253,921	271,668	278,890	(7,222)
Gross Unrealized Appreciation				446,093
Gross Unrealized Depreciation				(189,073)

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	93,268,987	109,699,912
Affiliated issuers	3,904,784	3,904,784
Cash		15,000
Cash denominated in foreign currency	398,769	401,308
Receivable for shares of Common Stock subscribed		1,311,000
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		446,093
Dividends and interest receivable		432,936
Receivable for investment securities sold		248,158
Prepaid expenses		38,625
		116,497,816
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		122,017
Payable for investment securities purchased		535,893
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		189,073
Outstanding options written, at value (premiums received $112,668)—See Statement of Options Written—Note 4		42,097
Payable for shares of Common Stock redeemed		2
Accrued expenses		33,382
		922,464
Net Assets ($)		115,575,352
Composition of Net Assets ($):
Paid-in capital		105,769,518
Accumulated undistributed investment income—net		678,616
Accumulated net realized gain (loss) on investments		(7,634,769)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions		16,761,987
Net Assets ($)		115,575,352

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,335,831	707,030	112,043,746	1,488,745
Shares Outstanding	107,644	57,998	8,990,793	119,332
Net Asset Value Per Share ($)	12.41	12.19	12.46	12.48

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	912,412
Dividends (net of $65,718 foreign taxes withheld at source):
Unaffiliated issuers	477,459
Affiliated issuers	6,843
Total Income	1,396,714
Expenses:
Management fee—Note 3(a)	521,138
Custodian fees—Note 3(c)	38,827
Professional fees	34,215
Registration fees	28,869
Shareholder servicing costs—Note 3(c)	5,464
Prospectus and shareholders’ reports	4,231
Directors’ fees and expenses—Note 3(d)	3,960
Distribution fees—Note 3(b)	2,422
Loan commitment fees—Note 2	1,036
Miscellaneous	22,340
Total Expenses	662,502
Less—reduction in fees due to earnings credits—Note 3(c)	(179)
Net Expenses	662,323
Investment Income—Net	734,391
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	464,158
Net realized gain (loss) on options transactions	168,285
Net realized gain (loss) on forward foreign currency exchange contracts	1,188,012
Net Realized Gain (Loss)	1,820,455
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	8,076,929
Net unrealized appreciation (depreciation) on options transactions	44,371
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	269,894
Net Unrealized Appreciation (Depreciation)	8,391,194
Net Realized and Unrealized Gain (Loss) on Investments	10,211,649
Net Increase in Net Assets Resulting from Operations	10,946,040

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	734,391	1,630,176
Net realized gain (loss) on investments	1,820,455	1,608,578
Net unrealized appreciation (depreciation) on investments	8,391,194	9,302,722
Net Increase (Decrease) in Net Assets Resulting from Operations	10,946,040	12,541,476
Distributions to Shareholders from ($):
Investment income—net:
Class A	(18,734)	-
Class C	(4,434)	-
Class I	(1,633,825)	-
Class Y	(22,811)	-
Total Distributions	(1,679,804)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	375,589	139,418
Class C	15,000	9,158
Class I	5,593,582	31,578,081
Class Y	1,158,070	1,139,039
Distributions reinvested:
Class A	12,366	-
Class C	1,434	-
Class I	49,084	-
Class Y	18,891	-
Cost of shares redeemed:
Class A	(195,073)	(133,670)
Class C	(13,405)	(90,470)
Class I	(1,904,433)	(12,634,217)
Class Y	(1,216,545)	(919,109)
Increase (Decrease) in Net Assets from Capital Stock Transactions	3,894,560	19,088,230
Total Increase (Decrease) in Net Assets	13,160,796	31,629,706
Net Assets ($):
Beginning of Period	102,414,556	70,784,850
End of Period	115,575,352	102,414,556
Undistributed investment income—net	678,616	1,624,029

18

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	34,317	12,437
Shares issued for distributions reinvested	1,152	-
Shares redeemed	(16,897)	(12,581)
Net Increase (Decrease) in Shares Outstanding	18,572	(144)
Class C
Shares sold	1,415	798
Shares issued for distributions reinvested	136	-
Shares redeemed	(1,261)	(9,120)
Net Increase (Decrease) in Shares Outstanding	290	(8,322)
Class I
Shares sold	482,553	3,307,471
Shares issued for distributions reinvested	4,562	-
Shares redeemed	(159,065)	(1,266,125)
Net Increase (Decrease) in Shares Outstanding	328,050	2,041,346
Class Y
Shares sold	97,728	119,562
Shares issued for distributions reinvested	1,754	-
Shares redeemed	(105,613)	(96,316)
Net Increase (Decrease) in Shares Outstanding	(6,131)	23,246

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.41	10.27	12.13	12.22	11.52	11.38
Investment Operations:
Investment income—net[a]	.06	.17	.19	.21	.21	.21
Net realized and unrealized gain (loss) on investments	1.10	.97	(1.84)	(.13)	.51	.14
Total from Investment Operations	1.16	1.14	(1.65)	.08	.72	.35
Distributions:
Dividends from investment income—net	(.16)	-	(.19)	(.17)	(.02)	(.21)
Tax return of capital	-	-	(.02)	-	-	-
Total Distributions	(.16)	-	(.21)	(.17)	(.02)	(.21)
Net asset value, end of period	12.41	11.41	10.27	12.13	12.22	11.52
Total Return (%)[b]	10.38[c]	11.10	(13.76)	.71	6.25	3.18
Ratios/ Supplemental Data (%)
Ratio of total expenses to average net assets	1.60[d]	1.69	1.72	1.71	1.71	1.81
Ratio of net expenses to average net assets	1.60[d]	1.60	1.60	1.60	1.61	1.65
Ratio of net investment income to average net assets	1.08[d]	1.60	1.71	1.80	1.78	1.86
Portfolio Turnover Rate	36.06[c]	79.54	125.89	97.47	99.13	100.76
Net Assets, end of period ($ x 1,000)	1,336	1,016	916	1,294	1,380	738

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.16	10.13	11.96	12.07	11.44	11.33
Investment Operations:
Investment income—net[a]	.02	.09	.10	.12	.11	.13
Net realized and unrealized gain (loss) on investments	1.08	.94	(1.81)	(.14)	.52	.13
Total from Investment Operations	1.10	1.03	(1.71)	(.02)	.63	.26
Distributions:
Dividends from investment income—net	(.07)	-	(.10)	(.09)	-	(.15)
Tax return of capital	-	-	(.02)	-	-	-
Total Distributions	(.07)	-	(.12)	(.09)	-	(.15)
Net asset value, end of period	12.19	11.16	10.13	11.96	12.07	11.44
Total Return (%)[b]	10.01[c]	10.17	(14.36)	(.03)	5.42	2.38
Ratios/ Supplemental Data (%)
Ratio of total expenses to average net assets	2.33[d]	2.41	2.46	2.44	2.42	2.51
Ratio of net expenses to average net assets	2.33[d]	2.35	2.35	2.35	2.36	2.40
Ratio of net investment income to average net assets	.35[d]	.85	.96	1.04	.92	1.15
Portfolio Turnover Rate	36.06[c]	79.54	125.89	97.47	99.13	100.76
Net Assets, end of period ($ x 1,000)	707	644	669	823	720	589

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.46	10.29	12.16	12.25	11.54	11.40
Investment Operations:
Investment income—net[a]	.08	.20	.21	.24	.24	.25
Net realized and unrealized gain (loss) on investments	1.10	.97	(1.84)	(.13)	.51	.12
Total from Investment Operations	1.18	1.17	(1.63)	.11	.75	.37
Distributions:
Dividends from investment income—net	(.18)	-	(.21)	(.20)	(.04)	(.23)
Tax return of capital	-	-	(.03)	-	-	-
Total Distributions	(.18)	-	(.24)	(.20)	(.04)	(.23)
Net asset value, end of period	12.46	11.46	10.29	12.16	12.25	11.54
Total Return (%)	10.59[b]	11.37	(13.54)	.97	6.52	3.38
Ratios/ Supplemental Data (%)
Ratio of total expenses to average net assets	1.26[c]	1.32	1.36	1.35	1.34	1.45
Ratio of net expenses to average net assets	1.26[c]	1.29	1.35	1.35	1.34	1.40
Ratio of net investment income to average net assets	1.42[c]	1.91	1.96	2.04	1.97	2.15
Portfolio Turnover Rate	36.06[b]	79.54	125.89	97.47	99.13	100.76
Net Assets, end of period ($ x 1,000)	112,044	99,315	68,147	81,636	83,306	69,209

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

22

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.47	10.29	12.16	12.25	11.41
Investment Operations:
Investment income—net[b]	.08	.20	.24	.28	.06
Net realized and unrealized gain (loss) on investments	1.11	.98	(1.87)	(.16)	.78
Total from Investment Operations	1.19	1.18	(1.63)	.12	.84
Distributions:
Dividends from investment income—net	(.18)	-	(.22)	(.21)	-
Tax return of capital	-	-	(.02)	-	-
Total Distributions	(.18)	-	(.24)	(.21)	-
Net asset value, end of period	12.48	11.47	10.29	12.16	12.25
Total Return (%)	10.64[c]	11.47	(13.53)	.95	7.45[c]
Ratios/ Supplemental Data (%)
Ratio of total expenses to average net assets	1.26[d]	1.32	1.38	1.35	1.42[d]
Ratio of net expenses to average net assets	1.26[d]	1.30	1.30	1.33	1.35[d]
Ratio of net investment income to average net assets	1.43[d]	1.90	2.10	2.26	1.46[d]
Portfolio Turnover Rate	36.06[c]	79.54	125.89	97.47	99.13
Net Assets, end of period($ x 1,000)	1,489	1,439	1,052	653	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Emerging Markets Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,000 Class A shares, 40,000 Class C shares and 463,798 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

24

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its

26

net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	10,784,254	-	10,784,254
Equity Securities – Domestic Preferred Stocks†	3,201,113	-	-	3,201,113
Equity Securities – Foreign Common Stocks†	77,476,838	-	-	77,476,838
Exchange-Traded Funds	2,387,576	-		2,387,576
Foreign Government	-	15,832,150	-	15,832,150
Registered Investment Company	3,904,784	-	-	3,904,784

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	446,093	-	446,093
Options Purchased	-	17,981	-	17,981
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(189,073)	-	(189,073)
Options Written	-	(42,097)	-	(42,097)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

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(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 04/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,732,534	29,105,818	27,933,568	3,904,784	3.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $9,296,777 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $5,538,457 of short-term capital losses and $3,758,320 of long-term capital losses which can be carried forward for an unlimited period.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35% of the value of the respective class’ average daily net assets. During the period ended April 30, 2017, there was no reduction in expenses, pursuant to the undertaking.

During the period ended April 30, 2017, the Distributor retained $346 from commissions earned on sales of the fund’s Class A shares.

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(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $2,422 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $1,479 and $807, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $633 for transfer agency services and $37 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $33.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $38,827 pursuant to the custody agreement. These fees were partially offset by earnings credits of $146.

During the period ended April 30, 2017, the fund was charged $6,901 for services performed by the Chief Compliance Officer and his staff.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $92,373, Distribution Plan fees $428, Shareholder Services Plan fees $411, custodian fees $23,935, Chief Compliance Officer fees $4,633 and transfer agency fees $237.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2017, redemption fees charged and retained by the fund amounted to $626.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, options transactions and forward contracts, during the period ended April 30, 2017, amounted to $37,042,447 and $36,660,451, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the

32

purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2017:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding October 31, 2016	5,200,000	62,384
Contracts written	22,700,000	253,789
Contracts terminated:
Contracts expired	18,200,000	203,505	35,220	168,285
Contracts outstanding April 30, 2017	9,700,000	112,668

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

34

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	17,981	(42,097)
Forward contracts	446,093	(189,073)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	464,074	(231,170)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	464,074	(231,170)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	1,774		(1,774)	-		-
Barclays Bank	100,491		(6,009)	-		94,482
Citigroup	62,443		(62,443)	-		-
Goldman Sachs International	20,638		(19)	-		20,619
HSBC	5,331		-	-		5,331
JP Morgan Chase Bank	262,330		(40,282)	(75,000)		147,048
UBS	11,067		(11,067)	-		-
Total	464,074		(121,594)	(75,000)		267,480

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(33,220)		1,774	-		(31,446)
Barclays Bank	(6,009)		6,009	-		-
Citigroup	(113,563)		62,443	-		(51,120)
Goldman Sachs International	(19)		19	-		-
JP Morgan Chase Bank	(40,282)		40,282	-		-
Morgan Stanley Capital Services	(23,796)		-	-		(23,796)
UBS	(14,281)		11,067	-		(3,214)
Total	(231,170)		121,594	-		(109,576)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Foreign currency options contracts	78,476
Forward contracts	59,059,225

At April 30, 2017, accumulated net unrealized appreciation on investments was $16,430,925, consisting of $17,939,515 gross unrealized appreciation and $1,508,590 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

37

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods except for the one-, three- and four-year periods, and the fund’s performance was above the Performance Universe median for all periods except the five-year period when it was below the median. The Board considered the proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

38

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the

39

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus Total Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTMAX Class C: DTMCX Class I: DTEIX Class Y: DTMYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6301SA0417

Dynamic Total Return Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dynamic Total Return Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dynamic Total Return Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers Vassilis Dagioglu, James Stavena, Torrey Zaches, Joseph Miletich, and Sinead Colton, of Mellon Capital Management Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dynamic Total Return Fund’s Class A shares produced a total return of 1.47%, Class C shares returned 1.08%, Class I shares returned 1.56%, and Class Y shares returned 1.62%.1 In comparison, the fund’s benchmarks, the Citi U.S. Three-Month Treasury Bill Index (the “Index”), the MSCI World Index, and a hybrid index comprised of 60% MSCI World Index and 40% Citi World Government Bond Index returned 0.23%, 12.12%, and 6.07%, respectively (the “Hybrid Index”).2,3,4,5

Global equities rallied over the reporting period amid improving global economic growth and a surge in investor optimism after U.S. elections. Bonds fared less well due to rising interest rates. The fund produced a positive absolute return, but failed to keep pace with its equity and hybrid index benchmarks due to the underperformance of U.S. Treasury bonds compared to their counterparts in Germany and the United Kingdom.

The Fund’s Investment Approach

The fund seeks total return through investments in instruments that provide investment exposure to global equity, bond, currency and commodities markets, and in fixed-income securities.

The fund’s portfolio managers apply a systematic, analytical investment approach designed to identify and exploit relative misvaluation opportunities across and within global capital markets. The portfolio managers update, monitor and follow buy or sell recommendations using proprietary investment models. Among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive market-level expected returns. For bond markets, the portfolio managers use proprietary models to identify temporary mispricing among the global long-term government bond markets. The portfolio managers evaluate currencies on a relative valuation basis and seek to identify opportunities in commodity markets by measuring and evaluating inventory and term structure, hedging and speculative activity as well as momentum. The investment process combines fundamental and momentum signals in a quantitative framework.

Economic and Political Factors Drove Market Performance

Signs of economic improvement in Europe, rebounding oil prices, and expectations of U.S. tax reform and greater infrastructure spending unleashed a wave of investor optimism, causing global equity markets to surge higher over the reporting period. Other risky assets, such as high yield bonds and emerging market debt securities, also realized strong gains.

Meanwhile, after bottoming in the months before the start of the reporting period, government bond yields rose across the globe, and their prices fell commensurately. Yields of U.S. Treasury securities climbed especially steeply. Oil prices continued to recover from previous lows, in part due to production caps imposed by the Organization of the Petroleum Exporting Countries (OPEC).

The Federal Reserve Board continued to raise short-term interest rates gradually, implementing rate hikes of 0.25 percentage points in December 2016 and March 2017. In light of modestly positive U.S. GDP growth, a low unemployment rate, and expectations of more stimulative U.S. fiscal policies, investors appear to be expecting more rate hikes over the remainder of 2017. Although other major central banks have maintained aggressively accommodative monetary policies, positive economic momentum has led to expectations that they will begin to wind down their quantitative easing programs.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Bonds and Currencies Dampened Relative Results

The fund’s positive absolute return for the reporting period stemmed largely from broad exposure to global equity markets, particularly long positions in the United States, United Kingdom, Japan, and Germany. However, the fund lagged most growth-oriented indices due to its exposure to global bond markets and a weakening U.S. dollar.

The fund’s substantial long exposure to U.S. Treasury bonds particularly undermined its results, but the resulting weakness was partially offset by short positions in 10-year U.K. gilts and German bunds, which did not react as sharply to the U.S. election. A long position in Australian bonds also lost value when yields climbed more than global averages. In addition, a broad weakening of the U.S. dollar later in the reporting period hurt relative performance. The fund hedges almost all foreign currency exposures as a matter of policy, so a strong U.S. dollar typically is positive for the fund while weakening trends tend to be negative. Active currency positioning further weighed on relative results when the euro and British pound gained value against the U.S. dollar later in the reporting period.

A Constructive Investment Posture

We continue to expect modest global growth and contained global inflation, which should allow central banks to withdraw gradually from stimulative policies. Moreover, corporate earnings growth could spark further gains in global equity markets. Most notably, positive economic trends have led us to increase the fund’s exposure to European equity markets. The fund also has maintained a small allocation to high yield bonds. In anticipation of converging global bond yields, we have maintained long positions in U.S. Treasuries and short positions in European bond markets. We also expect the U.S. dollar to resume strengthening against the euro and British pound. Due to muted inflationary pressures, the fund holds just a small allocation to commodities and inflation-protected bonds.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Citi U.S. Three-Month Treasury Bill Index consists of the last three-month Treasury bill month-end rates. The Citi U.S. Three-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Citi World Government Bond Index (the “WGB Index”) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The WGB Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGB Index provides a broad benchmark for the global sovereign fixed income market. Investors cannot invest directly in any index.

5 Source: FactSet —The Hybrid Index is an unmanaged hybrid index composed of 60% MSCI World Index and 40% WGB Index. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dynamic Total Return Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.29	$11.17	$6.20	$5.75
Ending value (after expenses)	$1,014.70	$1,010.80	$1,015.60	$1,016.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.30	$11.18	$6.21	$5.76
Ending value (after expenses)	$1,017.55	$1,013.69	$1,018.65	$1,019.09

† Expenses are equal to the fund’s annualized expense ratio of 1.46% for Class A, 2.24% for Class C, 1.24% for Class I and 1.15% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

CONSOLIDATED STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 4.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2%
Adient Global Holdings, Gtd. Notes	4.88	8/15/26	75,000	[b]	75,563
Allison Transmission, Gtd. Bonds	5.00	10/1/24	75,000	[b]	76,594
Altice, Gtd. Notes	7.75	5/15/22	300,000	[b]	319,500
Altice, Gtd. Notes	7.63	2/15/25	75,000	[b]	80,344
Altice Financing, Sr. Scd. Bonds	7.50	5/15/26	150,000	[b]	162,375
Altice Financing, Sr. Scd. Notes	6.50	1/15/22	75,000	[b]	78,844
Altice Financing, Sr. Scd. Notes	6.63	2/15/23	150,000	[b]	159,187
Altice US Finance I, Sr. Scd. Notes	5.38	7/15/23	75,000	[b]	78,562
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/25	75,000		77,531
AMC Entertainment Holdings, Sr. Sub. Notes	5.88	11/15/26	75,000	[b]	76,547
AMC Networks, Gtd. Notes	4.75	12/15/22	75,000		76,688
AMC Networks, Gtd. Notes	5.00	4/1/24	75,000		76,174
American Axle & Manufacturing, Gtd. Notes	6.63	10/15/22	125,000		129,375
American Tire Distributors, Sr. Sub. Notes	10.25	3/1/22	75,000	[b]	77,344
Aramark Services, Gtd. Notes	4.75	6/1/26	75,000		76,688
Avis Budget Car Rental, Gtd. Notes	5.50	4/1/23	75,000		74,156
Beazer Homes USA, Gtd. Notes	8.75	3/15/22	75,000		83,625
Boyd Gaming, Gtd. Notes	6.88	5/15/23	75,000		81,000
Boyd Gaming, Gtd. Notes	6.38	4/1/26	75,000		81,000
Cablevision Systems, Sr. Unscd. Notes	5.88	9/15/22	130,000		133,737
CCO Holdings, Sr. Unscd. Notes	5.25	9/30/22	200,000		208,000
CCO Holdings, Sr. Unscd. Notes	5.13	2/15/23	200,000		208,500
CCO Holdings, Sr. Unscd. Notes	5.75	9/1/23	120,000		126,300
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	75,000	[b]	80,437
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/26	75,000	[b]	78,891
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/27	200,000	[b]	204,500

6

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2% (continued)
Cedar Fair, Gtd. Notes	5.25	3/15/21	75,000		77,102
Cengage Learning, Sr. Unscd. Notes	9.50	6/15/24	50,000	[b]	45,375
Cequel Communications Holdings I, Sr. Scd. Notes	7.75	7/15/25	75,000	[b]	84,000
Cequel Communications Holdings I, Sr. Unscd. Notes	5.13	12/15/21	300,000	[b]	308,250
Cinemark USA, Gtd. Notes	4.88	6/1/23	75,000		76,500
Clear Channel Worldwide Holdings, Gtd. Notes	7.63	3/15/20	150,000		152,250
CSC Holdings, Gtd. Notes	5.50	4/15/27	75,000	[b]	77,719
CSC Holdings, Sr. Unscd. Notes	10.13	1/15/23	200,000	[b]	232,500
DISH DBS, Gtd. Notes	6.75	6/1/21	100,000		109,000
DISH DBS, Gtd. Notes	5.88	7/15/22	300,000		318,537
DISH DBS, Gtd. Notes	7.75	7/1/26	300,000		352,125
Dollar Tree, Gtd. Notes	5.75	3/1/23	300,000		319,800
Fiat Chrysler Automobiles, Sr. Unscd. Notes	4.50	4/15/20	75,000		77,531
Fiat Chrysler Automobiles, Sr. Unscd. Notes	5.25	4/15/23	75,000		77,438
GLP Capital, Gtd. Notes	4.38	11/1/18	75,000		77,438
GLP Capital, Gtd. Notes	5.38	11/1/23	75,000		81,281
GLP Capital, Gtd. Notes	5.38	4/15/26	75,000		79,312
Goodyear Tire & Rubber, Gtd. Bonds	5.13	11/15/23	75,000		79,086
Goodyear Tire & Rubber, Gtd. Notes	5.00	5/31/26	75,000		77,156
Goodyear Tire & Rubber, Gtd. Notes	4.88	3/15/27	75,000		75,188
Gray Television, Gtd. Notes	5.13	10/15/24	75,000	[b]	75,375
Gray Television, Sr. Unscd. Notes	5.88	7/15/26	75,000	[b]	77,813
Group 1 Automotive, Gtd. Notes	5.25	6/1/22	75,000	[c]	76,313
Hanesbrands, Gtd. Notes	4.88	5/15/26	75,000	[b]	75,000
Hilton Domestic Operating, Gtd. Notes	4.25	9/1/24	75,000	[b]	75,750
Hilton Worldwide Finance, Gtd. Notes	4.63	4/1/25	250,000	[b]	257,500
iHeartCommunications, Sr. Scd. Notes	9.00	12/15/19	75,000		62,156
iHeartCommunications, Sr. Scd. Notes	9.00	3/1/21	300,000		229,125

7

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2% (continued)
International Game Technology, Sr. Scd. Notes	5.63	2/15/20	75,000	[b]	79,244
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	75,000	[b]	82,125
International Game Technology, Sr. Scd. Notes	6.50	2/15/25	75,000	[b]	82,500
Isle of Capri Casinos, Gtd. Notes	5.88	3/15/21	73,000		75,418
J.C. Penney, Gtd. Notes	6.38	10/15/36	100,000		77,000
J.C. Penney, Scd. Notes	5.88	7/1/23	75,000	[b]	75,938
Jack Ohio Finance, Sr. Scd. Notes	6.75	11/15/21	75,000	[b]	78,562
Jaguar Land Rover Automotive, Gtd. Notes	4.13	12/15/18	75,000	[b]	76,969
Jaguar Land Rover Automotive, Gtd. Notes	4.25	11/15/19	75,000	[b]	77,719
Jaguar Land Rover Automotive, Gtd. Notes	5.63	2/1/23	75,000	[b]	78,656
K Hovnanian Enterprises, Sr. Scd. Notes	7.25	10/15/20	75,000	[b]	73,125
KFC Holding, Gtd. Notes	5.25	6/1/26	75,000	[b]	77,063
L Brands, Gtd. Notes	5.63	2/15/22	300,000		318,375
L Brands, Gtd. Notes	6.88	11/1/35	75,000		74,325
L Brands, Gtd. Notes	6.75	7/1/36	75,000		73,031
Lamar Media, Gtd. Notes	5.00	5/1/23	75,000		78,789
Lamar Media, Gtd. Notes	5.38	1/15/24	75,000		79,500
Landry's, Sr. Unscd. Notes	6.75	10/15/24	75,000	[b]	78,750
Laureate Education, Gtd. Notes	9.25	9/1/19	75,000	[b]	78,937
Lennar, Gtd. Bonds	4.13	1/15/22	75,000		76,781
Lennar, Gtd. Notes	4.50	6/15/19	75,000		77,719
Lennar, Gtd. Notes	5.00	11/15/22	75,000	[c]	78,187
Lions Gate Entertainment, Gtd. Notes	5.88	11/1/24	75,000	[b]	78,187
Live Nation Entertainment, Gtd. Notes	4.88	11/1/24	75,000	[b]	75,750
LKQ, Gtd. Notes	4.75	5/15/23	75,000		75,750
McClatchy, Sr. Scd. Notes	9.00	12/15/22	75,000		78,375
Men's Wearhouse, Gtd. Notes	7.00	7/1/22	75,000		65,625
MGM Resorts International, Gtd. Notes	6.63	12/15/21	175,000		196,875

8

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2% (continued)
MGM Resorts International, Gtd. Notes	7.75	3/15/22	75,000		87,562
MGM Resorts International, Gtd. Notes	6.00	3/15/23	75,000		82,125
Michaels Stores, Gtd. Notes	5.88	12/15/20	75,000	[b]	77,063
Mohegan Tribal Gaming Authority, Gtd. Notes	7.88	10/15/24	75,000	[b]	77,063
Monitronics International, Gtd. Notes	9.13	4/1/20	75,000		73,125
Netflix, Gtd. Notes	4.38	11/15/26	75,000	[b]	74,063
Netflix, Sr. Unscd. Bonds	5.88	2/15/25	75,000		81,562
Netflix, Sr. Unscd. Notes	5.50	2/15/22	75,000		80,625
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/24	75,000	[b]	77,063
Nielsen Finance, Gtd. Notes	5.00	4/15/22	300,000	[b]	309,562
Outfront Media Capital, Gtd. Notes	5.25	2/15/22	75,000		78,187
Outfront Media Capital, Gtd. Notes	5.63	2/15/24	75,000		79,031
Penske Automotive Group, Gtd. Notes	5.75	10/1/22	75,000		78,000
Penske Automotive Group, Gtd. Notes	5.50	5/15/26	75,000		74,813
PetSmart, Sr. Unscd. Notes	7.13	3/15/23	300,000	[b]	274,500
Pinnacle Entertainment, Sr. Unscd. Notes	5.63	5/1/24	75,000	[b]	77,625
Prime Security Services Borrower, Scd. Notes	9.25	5/15/23	300,000	[b]	328,500
Pultegroup, Gtd. Notes	5.00	1/15/27	75,000		76,219
PulteGroup, Gtd. Notes	5.50	3/1/26	75,000		79,406
Quebecor Media, Sr. Unscd. Notes	5.75	1/15/23	300,000		316,875
Regal Entertainment Group, Sr. Unscd. Notes	5.75	3/15/22	75,000		78,562
RSI Home Products, Scd. Notes	6.50	3/15/23	75,000	[b]	78,000
Sally Holdings, Gtd. Notes	5.75	6/1/22	75,000		77,438
Sally Holdings, Gtd. Notes	5.63	12/1/25	75,000		77,813
Scientific Games International, Gtd. Notes	10.00	12/1/22	300,000		326,100
Scientific Games International, Sr. Scd. Notes	7.00	1/1/22	75,000	[b]	80,484
Service Corporation International, Sr. Unscd. Notes	5.38	5/15/24	75,000		79,500
ServiceMaster, Gtd. Notes	5.13	11/15/24	75,000	[b]	77,625

9

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2% (continued)
SFR Group, Sr. Scd. Bonds	6.00	5/15/22	300,000	[b]	313,875
SFR Group, Sr. Scd. Bonds	6.25	5/15/24	75,000	[b]	77,906
SFR Group, Sr. Scd. Notes	7.38	5/1/26	300,000	[b]	316,875
Silversea Cruise Finance, Sr. Scd. Notes	7.25	2/1/25	75,000	[b]	79,875
Sinclair Television Group, Gtd. Notes	5.38	4/1/21	75,000		77,344
Sinclair Television Group, Gtd. Notes	6.13	10/1/22	75,000		78,656
Sinclair Television Group, Gtd. Notes	5.63	8/1/24	75,000	[b]	78,176
Sirius XM Radio, Gtd. Notes	6.00	7/15/24	75,000	[b]	80,437
Sirius XM Radio, Gtd. Notes	5.38	4/15/25	75,000	[b]	77,156
Sirius XM Radio, Gtd. Notes	5.38	7/15/26	75,000	[b]	76,969
Six Flags Entertainment, Gtd. Notes	5.25	1/15/21	75,000	[b]	76,969
Springs Industries, Sr. Scd. Notes	6.25	6/1/21	75,000		77,719
Station Casinos, Gtd. Notes	7.50	3/1/21	75,000		78,281
Taylor Morrison Communities, Gtd. Notes	5.25	4/15/21	75,000	[b]	77,455
TEGNA, Gtd. Notes	6.38	10/15/23	250,000		266,562
Tempur Sealy International, Gtd. Notes	5.50	6/15/26	75,000		74,813
Tenneco, Gtd. Notes	5.00	7/15/26	75,000		75,750
Time, Gtd. Notes	5.75	4/15/22	75,000	[b]	77,063
Tribune Media, Gtd. Notes	5.88	7/15/22	75,000		79,164
Under Armour, Sr. Unscd. Notes	3.25	6/15/26	75,000		69,222
Unitymedia Hessen, Sr. Scd. Bonds	5.00	1/15/25	75,000	[b]	78,235
Unitymedia Hessen, Sr. Scd. Notes	5.50	1/15/23	75,000	[b]	78,375
Univision Communications, Sr. Scd. Notes	6.75	9/15/22	75,000	[b]	78,844
Univision Communications, Sr. Scd. Notes	5.13	5/15/23	75,000	[b]	76,500
Univision Communications, Sr. Scd. Notes	5.13	2/15/25	75,000	[b]	75,000
Viacom, Jr. Sub. Notes	5.88	2/28/57	75,000	[c]	77,520
Viacom, Jr. Sub. Notes	6.25	2/28/57	75,000	[c]	77,117
Viking Cruises, Sr. Unscd. Notes	8.50	10/15/22	75,000	[b]	78,562

10

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Discretionary - 1.2% (continued)
Virgin Media Finance, Gtd. Notes	6.38	4/15/23	75,000	[b]	79,031
Virgin Media Secured Finance, Sr. Scd. Bonds	5.25	1/15/26	75,000	[b]	76,219
Wynn Las Vegas, Gtd. Notes	5.38	3/15/22	140,000		144,725
Wynn Las Vegas, Gtd. Notes	5.50	3/1/25	300,000	[b]	312,750
Yum! Brands, Sr. Unscd. Notes	3.75	11/1/21	200,000		204,250
ZF North America Capital, Gtd. Notes	4.50	4/29/22	75,000	[b]	79,031
ZF North America Capital, Gtd. Notes	4.75	4/29/25	75,000	[b]	78,286
Ziggo Bond Finance, Sr. Unscd. Notes	6.00	1/15/27	75,000	[b]	76,688
Ziggo Secured Finance, Sr. Scd. Notes	5.50	1/15/27	300,000	[b]	309,000
				16,756,248
Consumer Staples - .2%
Albertsons, Sr. Unscd. Notes	6.63	6/15/24	75,000	[b]	76,875
Albertsons, Sr. Unscd. Notes	5.75	3/15/25	75,000	[b]	73,125
Alliance One International, Scd. Notes	9.88	7/15/21	175,000		151,769
Avon Products, Sr. Unscd. Notes	6.75	3/15/23	150,000	[c]	145,125
B&G Foods, Gtd. Notes	4.63	6/1/21	75,000		76,755
Cott Beverages, Gtd. Notes	5.38	7/1/22	75,000		78,000
Dean Foods, Gtd. Notes	6.50	3/15/23	75,000	[b]	79,312
First Quality Finance, Sr. Unscd. Notes	4.63	5/15/21	75,000	[b]	73,969
Fresh Market, Sr. Scd. Notes	9.75	5/1/23	75,000	[b]	62,531
HRG Group, Sr. Scd. Notes	7.88	7/15/19	75,000		78,019
HRG Group, Sr. Unscd. Notes	7.75	1/15/22	75,000		79,594
JBS USA Finance, Gtd. Notes	5.88	7/15/24	75,000	[b]	78,562
JBS USA Finance, Gtd. Notes	5.75	6/15/25	100,000	[b]	103,750
Kronos Acquisition Holdings, Sr. Unscd. Notes	9.00	8/15/23	75,000	[b]	76,313
Pilgrim's Pride, Gtd. Notes	5.75	3/15/25	75,000	[b]	78,375
Post Holdings, Gtd. Notes	7.75	3/15/24	300,000	[b]	334,875
Post Holdings, Gtd. Notes	5.50	3/1/25	75,000	[b]	78,750
Revlon Consumer Products, Gtd. Notes	6.25	2/15/21	75,000	[c]	75,000

11

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - .2% (continued)
Rite Aid, Gtd. Notes	6.13	4/1/23	300,000	[b]	298,500
Safeway, Sr. Unscd. Debs.	7.25	2/1/31	50,000		48,625
Spectrum Brands, Gtd. Notes	6.63	11/15/22	75,000		79,312
Spectrum Brands, Gtd. Notes	5.75	7/15/25	75,000		80,768
Tesco, Sr. Unscd. Notes	6.15	11/15/37	100,000	[b]	102,487
TreeHouse Foods, Gtd. Notes	6.00	2/15/24	75,000	[b]	80,250
US Foods, Gtd. Notes	5.88	6/15/24	75,000	[b]	78,750
Vector Group, Sr. Scd. Notes	6.13	2/1/25	75,000	[b]	77,813
WhiteWave Foods, Gtd. Notes	5.38	10/1/22	75,000		84,375
				2,731,579
Energy - .7%
Antero Midstream Partners, Gtd. Notes	5.38	9/15/24	75,000	[b]	77,063
Antero Resources, Gtd. Notes	5.13	12/1/22	75,000		76,500
Antero Resources, Gtd. Notes	5.63	6/1/23	75,000		77,531
Blue Racer Midstream, Gtd. Notes	6.13	11/15/22	75,000	[b]	77,156
California Resources, Scd. Notes	8.00	12/15/22	150,000	[b]	116,062
Calumet Specialty Products Partners, Gtd. Notes	6.50	4/15/21	75,000		63,750
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	75,000		77,531
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	75,000		75,938
Cenovus Energy, Sr. Unscd. Notes	3.00	8/15/22	75,000		74,023
Cenovus Energy, Sr. Unscd. Notes	4.45	9/15/42	75,000		64,980
Chesapeake Energy, Gtd. Notes	8.00	1/15/25	75,000	[b]	74,438
Chesapeake Energy, Scd. Notes	8.00	12/15/22	300,000	[b]	317,250
Concho Resources, Gtd. Notes	5.50	10/1/22	75,000		78,210
Concho Resources, Gtd. Notes	5.50	4/1/23	75,000		78,141
Concho Resources, Gtd. Notes	4.38	1/15/25	75,000		76,313
CONSOL Energy, Gtd. Notes	5.88	4/15/22	300,000		294,000
Continental Resources, Gtd. Notes	5.00	9/15/22	300,000		303,750
Continental Resources, Gtd. Notes	4.50	4/15/23	75,000		74,250

12

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - .7% (continued)
Continental Resources, Gtd. Notes	3.80	6/1/24	75,000		70,875
Crestwood Midstream Partners, Gtd. Notes	6.75	4/1/23	75,000	[c]	78,656
DCP Midstream Operating, Gtd. Notes	4.75	9/30/21	120,000	[b]	123,300
DCP Midstream Operating, Gtd. Notes	3.88	3/15/23	130,000		127,400
Denbury Resources, Gtd. Notes	5.50	5/1/22	75,000		56,250
Diamond Offshore Drilling, Sr. Unscd. Notes	4.88	11/1/43	75,000		54,563
Diamondback Energy, Gtd. Notes	4.75	11/1/24	75,000	[b]	75,563
Diamondback Energy, Gtd. Notes	5.38	5/31/25	75,000	[b]	78,000
Eclipse Resources, Gtd. Notes	8.88	7/15/23	75,000		76,875
Enbridge, Sub. Notes	6.00	1/15/77	75,000	[c]	76,688
Energy Transfer Equity, Sr. Scd. Notes	5.88	1/15/24	75,000		81,187
Energy Transfer Equity, Sr. Scd. Notes	5.50	6/1/27	75,000		81,000
Ensco, Sr. Unscd. Notes	4.50	10/1/24	300,000		249,000
Everest Acquisition Finance, Gtd. Notes	6.38	6/15/23	75,000		56,813
Extraction Oil & Gas Holdings, Gtd. Notes	7.88	7/15/21	75,000	[b]	78,937
Genesis Energy, Gtd. Notes	6.75	8/1/22	75,000		77,531
Gulfport Energy, Gtd. Notes	6.38	5/15/25	75,000	[b]	75,000
Halcon Resources, Gtd. Notes	6.75	2/15/25	75,000	[b]	72,375
Hilcorp Energy I, Sr. Unscd. Notes	5.75	10/1/25	75,000	[b]	73,125
Jones Energy Holdings, Gtd. Notes	6.75	4/1/22	140,000		118,300
Jupiter Resources, Sr. Unscd. Notes	8.50	10/1/22	75,000	[b]	61,500
Matador Resources, Gtd. Notes	6.88	4/15/23	300,000	[b]	318,000
McDermott International, Scd. Notes	8.00	5/1/21	75,000	[b]	78,412
MEG Energy, Gtd. Notes	7.00	3/31/24	75,000	[b]	67,313
MEG Energy, Scd. Notes	6.50	1/15/25	75,000	[b]	74,344
NGL Energy Partners, Gtd. Notes	6.13	3/1/25	75,000	[b]	70,500
Niska Gas Storage, Gtd. Notes	6.50	4/1/19	75,000		76,125
Noble Holding International, Gtd. Notes	7.75	1/15/24	75,000		68,813

13

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - .7% (continued)
Noble Holding International, Gtd. Notes	6.05	3/1/41	100,000		70,500
Northern Oil and Gas, Sr. Unscd. Notes	8.00	6/1/20	75,000		62,156
ONEOK, Sr. Unscd. Notes	4.25	2/1/22	75,000		77,988
Parsley Energy, Gtd. Notes	5.38	1/15/25	75,000	[b]	76,125
PBF Holding, Sr. Scd. Notes	8.25	2/15/20	75,000		76,875
PBF Holding, Sr. Scd. Notes	7.25	11/15/23	75,000	[c]	76,500
PDC Energy, Gtd. Notes	7.75	10/15/22	75,000		79,125
Peabody Energy, Sr. Scd. Notes	6.00	3/31/22	75,000	[b]	76,781
Peabody Energy, Sr. Scd. Notes	6.38	3/31/25	75,000	[b]	76,594
Permian Resources, Sr. Scd. Notes	13.00	11/30/20	75,000	[b]	88,500
Permian Resources, Sr. Unscd. Notes	7.13	11/1/20	75,000	[b]	61,219
QEP Resources, Sr. Unscd. Notes	5.25	5/1/23	75,000		73,688
Range Resources, Gtd. Notes	5.00	8/15/22	75,000	[b]	74,531
Range Resources, Gtd. Notes	4.88	5/15/25	75,000		72,375
Rice Energy, Gtd. Notes	6.25	5/1/22	75,000		78,797
Rockies Express Pipeline, Sr. Unscd. Notes	6.00	1/15/19	75,000	[b]	79,125
Rowan Cos., Gtd. Notes	4.88	6/1/22	75,000		70,875
Rowan Cos., Gtd. Notes	7.38	6/15/25	75,000		74,438
RSP Permian, Gtd. Notes	6.63	10/1/22	300,000		317,625
Sanchez Energy, Gtd. Notes	7.75	6/15/21	75,000		72,938
SESI, Gtd. Notes	7.13	12/15/21	75,000		76,125
SM Energy, Sr. Unscd. Notes	6.13	11/15/22	75,000		76,500
SM Energy, Sr. Unscd. Notes	5.63	6/1/25	75,000		72,000
Southwestern Energy, Sr. Unscd. Notes	4.10	3/15/22	300,000		282,000
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/25	75,000		76,313
Sunoco Finance, Gtd. Notes	5.50	8/1/20	75,000		77,625
Sunoco Finance, Gtd. Notes	6.38	4/1/23	75,000		80,062
Targa Resources Partners, Gtd. Notes	4.13	11/15/19	200,000		204,374

14

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - .7% (continued)
Tesoro, Gtd. Notes	4.75	12/15/23	75,000	[b]	78,937
Tesoro, Gtd. Notes	5.13	12/15/26	75,000	[b]	80,250
Tesoro Logistics, Gtd. Notes	5.25	1/15/25	130,000		138,450
Transocean, Gtd. Notes	7.13	12/15/21	300,000	[c]	313,500
Transocean, Gtd. Notes	6.80	3/15/38	50,000		40,250
Transocean Phoenix 2, Sr. Scd. Notes	7.75	10/15/24	71,250	[b]	77,484
Weatherford International, Gtd. Notes	7.75	6/15/21	75,000		80,250
Weatherford International, Gtd. Notes	4.50	4/15/22	75,000		71,250
Weatherford International, Gtd. Notes	8.25	6/15/23	130,000		141,212
Weatherford International, Gtd. Notes	7.00	3/15/38	100,000		96,250
Whiting Petroleum, Gtd. Notes	5.00	3/15/19	75,000		76,125
Whiting Petroleum, Gtd. Notes	5.75	3/15/21	75,000		75,000
Williams Cos., Sr. Unscd. Notes	3.70	1/15/23	100,000		99,000
Williams Cos., Sr. Unscd. Notes	4.55	6/24/24	75,000		77,156
Williams Cos., Sr. Unscd. Notes	5.75	6/24/44	75,000		78,000
WPX Energy, Sr. Unscd. Notes	8.25	8/1/23	75,000		84,000
WPX Energy, Sr. Unscd. Notes	5.25	9/15/24	75,000		73,875
				9,036,074
Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	6.50	6/15/45	75,000	[b,c]	79,125
Ally Financial, Gtd. Notes	4.75	9/10/18	140,000		144,550
Ally Financial, Gtd. Notes	7.50	9/15/20	115,000		130,094
Ally Financial, Gtd. Notes	8.00	11/1/31	100,000		119,500
Ally Financial, Sr. Unscd. Notes	3.75	11/18/19	75,000		76,492
Ally Financial, Sub. Notes	5.75	11/20/25	175,000		179,812
CIT Group, Sr. Unscd. Notes	5.50	2/15/19	61,000	[b]	64,584
CIT Group, Sr. Unscd. Notes	5.38	5/15/20	250,000		269,687
CIT Group, Sr. Unscd. Notes	5.00	8/1/23	75,000		80,812
CNH Industrial Capital, Gtd. Notes	3.63	4/15/18	75,000		76,219

15

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - .4% (continued)
CNH Industrial Capital, Gtd. Notes	4.38	11/6/20	75,000		78,000
CNH Industrial Capital, Gtd. Notes	3.88	10/15/21	300,000		302,250
Deutsche Bank, Sub. Notes	4.30	5/24/28	75,000	[c]	72,090
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/31	130,000	[b]	154,700
Enova International, Gtd. Notes	9.75	6/1/21	75,000		76,875
FBM Finance, Sr. Scd. Notes	8.25	8/15/21	75,000	[b]	81,280
Genworth Holdings, Gtd. Notes	7.70	6/15/20	200,000		198,940
HUB International, Sr. Unscd. Notes	7.88	10/1/21	75,000	[b]	78,761
Icahn Enterprises, Gtd. Notes	4.88	3/15/19	75,000		76,313
Icahn Enterprises, Gtd. Notes	6.00	8/1/20	75,000		77,813
Icahn Enterprises, Gtd. Notes	5.88	2/1/22	75,000		77,531
Intesa Sanpaolo, Sub. Notes	5.71	1/15/26	75,000	[b]	73,989
MSCI, Gtd. Notes	5.25	11/15/24	75,000	[b]	79,875
MSCI, Gtd. Notes	5.75	8/15/25	75,000	[b]	81,187
MSCI, Gtd. Notes	4.75	8/1/26	75,000	[b]	77,250
Nationstar Mortgage, Gtd. Notes	6.50	7/1/21	75,000		76,500
Navient, Sr. Unscd. Notes	5.50	1/15/19	300,000		312,375
Navient, Sr. Unscd. Notes	4.88	6/17/19	75,000		77,618
Navient, Sr. Unscd. Notes	6.50	6/15/22	140,000		144,900
Navient, Sr. Unscd. Notes	5.50	1/25/23	75,000		74,483
OneMain Financial Holdings, Gtd. Notes	7.25	12/15/21	75,000	[b]	78,383
Park Aerospace Holdings, Gtd. Notes	5.50	2/15/24	75,000	[b]	79,500
Park Aerospace Holdings, Sr. Unscd. Notes	5.25	8/15/22	300,000	[b]	318,000
Quicken Loans, Gtd. Notes	5.75	5/1/25	300,000	[b]	304,500
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/22	200,000		215,688
Royal Bank of Scotland Group, Sub. Notes	6.00	12/19/23	250,000		270,047
Springleaf Finance, Gtd. Notes	5.25	12/15/19	75,000		76,125
TMX Finance, Sr. Scd. Notes	8.50	9/15/18	75,000	[b]	70,875

16

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - .4% (continued)
USI, Sr. Unscd. Notes	7.75	1/15/21	75,000	[b]	76,545
				4,983,268
Health Care - .5%
Acadia Healthcare, Gtd. Notes	5.63	2/15/23	75,000		77,980
AMAG Pharmaceuticals, Gtd. Notes	7.88	9/1/23	75,000	[b]	71,625
Capsugel, Sr. Unscd. Notes	7.00	5/15/19	75,000	[b]	74,831
Centene, Sr. Unscd. Notes	5.63	2/15/21	75,000		79,031
Centene, Sr. Unscd. Notes	4.75	5/15/22	75,000		78,187
Centene, Sr. Unscd. Notes	4.75	1/15/25	75,000		76,406
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/25	75,000	[b]	77,250
CHS/Community Health Systems, Gtd. Notes	8.00	11/15/19	190,000		185,609
CHS/Community Health Systems, Gtd. Notes	7.13	7/15/20	175,000		157,719
CHS/Community Health Systems, Sr. Scd. Notes	6.25	3/31/23	210,000		214,462
DaVita, Gtd. Notes	5.13	7/15/24	300,000		309,001
DaVita, Gtd. Notes	5.00	5/1/25	75,000		75,750
DJO Finco, Scd. Notes	8.13	6/15/21	75,000	[b]	67,125
Endo Finco, Gtd. Notes	5.88	1/15/23	75,000	[b,c]	64,688
Endo Finco, Gtd. Notes	6.00	7/15/23	150,000	[b]	132,187
Endo Finco, Gtd. Notes	6.50	2/1/25	75,000	[b,c]	63,713
Envision Healthcare, Gtd. Notes	6.25	12/1/24	75,000	[b]	79,125
Fresenius Medical Care US Finance II, Gtd. Notes	4.13	10/15/20	75,000	[b]	77,438
HCA, Gtd. Notes	7.50	2/15/22	250,000		288,225
HCA, Gtd. Notes	5.38	2/1/25	230,000		240,062
HCA, Sr. Scd. Bonds	4.50	2/15/27	160,000		161,918
HCA, Sr. Scd. Notes	3.75	3/15/19	175,000		179,375
HCA, Sr. Scd. Notes	4.25	10/15/19	120,000		124,650
HCA, Sr. Scd. Notes	5.00	3/15/24	300,000		319,125
HealthSouth, Gtd. Notes	5.75	11/1/24	75,000		76,781
Hologic, Gtd. Notes	5.25	7/15/22	75,000	[b]	79,312

17

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - .5% (continued)
inVentiv Group Holdings, Gtd. Notes	7.50	10/1/24	75,000	[b]	77,813
Kinetic Concepts, Scd. Notes	12.50	11/1/21	75,000	[b]	84,375
Kinetic Concepts, Sr. Scd. Notes	7.88	2/15/21	75,000	[b]	80,156
LifePoint Health, Gtd. Notes	5.50	12/1/21	75,000		77,484
LifePoint Health, Gtd. Notes	5.88	12/1/23	75,000		77,625
LifePoint Health, Gtd. Notes	5.38	5/1/24	75,000	[b]	75,938
Mallinckrodt International Finance, Gtd. Notes	4.88	4/15/20	75,000	[b]	75,188
Mallinckrodt International Finance, Gtd. Notes	5.75	8/1/22	75,000	[b]	74,063
Mallinckrodt International Finance, Gtd. Notes	5.63	10/15/23	75,000	[b]	72,000
MEDNAX, Gtd. Notes	5.25	12/1/23	75,000	[b]	76,875
Molina Healthcare, Gtd. Notes	5.63	11/15/22	75,000	[c]	78,562
MPH Acquisition Holdings, Sr. Unscd. Notes	7.13	6/1/24	75,000	[b]	80,812
Nature's Bounty, Sr. Scd. Notes	7.63	5/15/21	75,000	[b]	79,875
Opal Acquisition, Sr. Unscd. Notes	8.88	12/15/21	75,000	[b]	69,188
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/22	75,000	[b]	69,188
Pharmaceutical Product Development, Gtd. Notes	6.38	8/1/23	75,000	[b]	78,375
Quintiles IMS, Gtd. Notes	4.88	5/15/23	75,000	[b]	77,438
Quintiles IMS, Gtd. Notes	5.00	10/15/26	300,000	[b]	309,000
Quorum Health, Gtd. Notes	11.63	4/15/23	100,000	[b]	89,250
RegionalCare Hospital Partners Holdings, Sr. Scd. Notes	8.25	5/1/23	75,000	[b]	80,166
Select Medical, Gtd. Notes	6.38	6/1/21	75,000		77,063
Team Health Holdings, Gtd. Notes	6.38	2/1/25	75,000	[b]	73,406
Tenet Healthcare, Sr. Scd. Notes	6.00	10/1/20	250,000		263,750
Tenet Healthcare, Sr. Unscd. Notes	8.00	8/1/20	200,000		204,566
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/23	300,000		287,250
Universal Hospital Services, Scd. Notes	7.63	8/15/20	75,000		76,406
Valeant Pharmaceuticals International, Gtd. Notes	5.38	3/15/20	150,000	[b]	129,000
Valeant Pharmaceuticals International, Gtd. Notes	6.75	8/15/21	175,000	[b]	145,250

18

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - .5% (continued)
Valeant Pharmaceuticals International, Gtd. Notes	5.88	5/15/23	300,000	[b]	223,125
Valeant Pharmaceuticals International, Gtd. Notes	6.13	4/15/25	300,000	[b]	222,600
Vizient, Sr. Unscd. Notes	10.38	3/1/24	75,000	[b]	86,062
WellCare Health Plans, Sr. Unscd. Notes	5.25	4/1/25	150,000		156,375
				7,159,799
Industrials - .4%
Accudyne Industries, Gtd. Notes	7.75	12/15/20	75,000	[b]	75,563
ADT, Sr. Scd. Notes	6.25	10/15/21	175,000		192,838
AECOM, Gtd. Notes	5.75	10/15/22	75,000		79,219
AECOM, Gtd. Notes	5.88	10/15/24	75,000		80,850
AECOM, Gtd. Notes	5.13	3/15/27	75,000	[b]	75,274
Ahern Rentals, Scd. Notes	7.38	5/15/23	75,000	[b]	64,875
Aircastle, Sr. Unscd. Notes	6.25	12/1/19	75,000		81,525
Aircastle, Sr. Unscd. Notes	5.13	3/15/21	75,000		80,250
Aircastle, Sr. Unscd. Notes	5.00	4/1/23	75,000		80,250
Algeco Scotsman Global Finance, Sr. Scd. Notes	8.50	10/15/18	75,000	[b]	71,063
American Airlines Group, Gtd. Notes	5.50	10/1/19	75,000	[b]	78,750
American Airlines Group, Gtd. Notes	4.63	3/1/20	75,000	[b]	76,594
APX Group, Gtd. Notes	8.75	12/1/20	75,000		78,094
APX Group, Sr. Scd. Notes	7.88	12/1/22	75,000	[b]	82,312
Arconic, Sr. Unscd. Notes	5.13	10/1/24	275,000		289,437
Arconic, Sr. Unscd. Notes	5.95	2/1/37	100,000		102,400
Ashtead Capital, Scd. Notes	6.50	7/15/22	75,000	[b]	78,094
Ashtead Capital, Scd. Notes	5.63	10/1/24	75,000	[b]	80,523
BCD Acquisition, Sr. Scd. Notes	9.63	9/15/23	75,000	[b]	81,187
Blueline Rental, Scd. Notes	9.25	3/15/24	75,000	[b]	78,469
Bombardier, Sr. Unscd. Notes	8.75	12/1/21	300,000	[b]	334,500
Bombardier, Sr. Unscd. Notes	6.13	1/15/23	75,000	[b]	75,000
Brand Energy & Infrastructure Services, Gtd. Notes	8.50	12/1/21	75,000	[b]	79,875

19

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Industrials - .4% (continued)
Builders Firstsource, Sr. Scd. Notes	5.63	9/1/24	75,000	[b]	78,094
Clean Harbors, Gtd. Notes	5.25	8/1/20	75,000		76,594
Clean Harbors, Gtd. Notes	5.13	6/1/21	75,000		76,906
CNH Industrial, Sr. Unscd. Notes	4.50	8/15/23	75,000		76,949
Florida East Coast Holdings, Sr. Scd. Notes	6.75	5/1/19	75,000	[b]	77,288
Gardner Denver, Sr. Unscd. Notes	6.88	8/15/21	75,000	[b]	78,187
Gates Global, Gtd. Notes	6.00	7/15/22	75,000	[b]	75,750
General Cable, Gtd. Notes	6.75	10/1/22	75,000	[c]	74,625
GFL Environmental, Sr. Unscd. Notes	9.88	2/1/21	75,000	[b]	81,000
Griffon, Gtd. Notes	5.25	3/1/22	75,000		76,969
Grinding Media, Sr. Scd. Notes	7.38	12/15/23	75,000	[b]	80,197
H&E Equipment Services, Gtd. Notes	7.00	9/1/22	75,000		78,795
HD Supply, Gtd. Notes	5.75	4/15/24	75,000	[b]	79,875
HD Supply, Sr. Scd. Notes	5.25	12/15/21	75,000	[b]	79,406
Hertz, Gtd. Notes	5.88	10/15/20	75,000		70,313
Hertz, Gtd. Notes	6.25	10/15/22	75,000		69,563
Hertz, Gtd. Notes	5.50	10/15/24	75,000	[b]	64,688
Huntington Ingalls Industries, Gtd. Notes	5.00	11/15/25	75,000	[b]	79,312
IHS Markit, Gtd. Notes	4.75	2/15/25	75,000	[b]	78,656
KLX, Gtd. Notes	5.88	12/1/22	75,000	[b]	79,125
Navios Maritime Holdings, Sr. Scd. Notes	7.38	1/15/22	75,000	[b]	64,875
Ply Gem Industries, Gtd. Notes	6.50	2/1/22	75,000		78,656
Ritchie Bros Auctioneers, Gtd. Notes	5.38	1/15/25	75,000	[b]	77,625
Sensata Technologies, Gtd. Notes	4.88	10/15/23	75,000	[b]	76,031
Sensata Technologies UK Financing, Gtd. Notes	6.25	2/15/26	75,000	[b]	81,562
Standard Industries, Sr. Unscd. Notes	6.00	10/15/25	75,000	[b]	80,437
Stena, Sr. Unscd. Notes	7.00	2/1/24	75,000	[b]	71,625
Terex, Gtd. Notes	5.63	2/1/25	75,000	[b]	76,781

20

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Industrials - .4% (continued)
TransDigm, Gtd. Notes	6.00	7/15/22	75,000		77,438
TransDigm, Gtd. Notes	6.50	7/15/24	75,000		77,250
TransDigm, Gtd. Notes	6.38	6/15/26	75,000		75,750
United Rentals North America, Gtd. Notes	6.13	6/15/23	75,000		78,562
United Rentals North America, Gtd. Notes	5.50	5/15/27	200,000		206,250
United Rentals North America, Scd. Notes	4.63	7/15/23	75,000		78,135
Vertiv Group, Sr. Unscd. Notes	9.25	10/15/24	75,000	[b]	80,906
WESCO Distribution, Gtd. Notes	5.38	12/15/21	75,000		77,438
XPO Logistics, Gtd. Bonds	6.13	9/1/23	300,000	[b]	316,125
				5,604,680
Information Technology - .3%
Advanced Micro Devices, Sr. Unscd. Notes	7.50	8/15/22	150,000		167,250
Amkor Technology, Sr. Unscd. Notes	6.38	10/1/22	75,000		78,469
BMC Software Finance, Sr. Unscd. Notes	8.13	7/15/21	75,000	[b]	76,641
Boxer Parent, Sr. Unscd. Notes	9.00	10/15/19	75,000	[b]	75,235
Camelot Finance, Sr. Unscd. Notes	7.88	10/15/24	75,000	[b]	80,625
CDW, Gtd. Notes	5.50	12/1/24	75,000		80,250
CDW, Gtd. Notes	5.00	9/1/25	75,000		77,250
Conduent Finance, Gtd. Notes	10.50	12/15/24	75,000	[b]	87,187
Dell International, Gtd. Notes	5.88	6/15/21	300,000	[b]	318,750
EMC, Sr. Unscd. Notes	2.65	6/1/20	300,000		293,811
First Data, Scd. Notes	5.75	1/15/24	300,000	[b]	312,375
First Data, Sr. Scd. Notes	5.38	8/15/23	250,000	[b]	260,625
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/24	75,000	[b]	83,259
Infor Software Parent, Gtd. Notes	7.13	5/1/21	75,000	[b]	77,025
Informatica, Sr. Unscd. Notes	7.13	7/15/23	75,000	[b]	74,156
Ingram Micro, Sr. Unscd. Notes	4.95	12/15/24	75,000	[c]	75,387
Micron Technology, Sr. Unscd. Notes	5.25	8/1/23	75,000	[b]	78,000
NCR, Gtd. Notes	4.63	2/15/21	75,000		77,063

21

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Information Technology - .3% (continued)
NCR, Gtd. Notes	5.00	7/15/22	75,000		76,875
NCR, Sr. Unscd. Notes	4.75	12/15/21	75,000	[b]	77,063
Nuance Communications, Gtd. Notes	5.63	12/15/26	75,000	[b]	77,719
NXP Funding, Gtd. Notes	4.13	6/1/21	75,000	[b]	78,656
NXP Funding, Sr. Unscd. Notes	3.88	9/1/22	75,000	[b]	78,075
Open Text, Gtd. Notes	5.63	1/15/23	75,000	[b]	78,937
Open Text, Gtd. Notes	5.88	6/1/26	75,000	[b]	80,250
Rackspace Hosting, Gtd. Notes	8.63	11/15/24	75,000	[b]	79,594
Riverbed Technology, Gtd. Notes	8.88	3/1/23	75,000	[b]	77,625
Sabre Global, Sr. Scd. Notes	5.25	11/15/23	75,000	[b]	78,000
Solera Finance, Sr. Unscd. Notes	10.50	3/1/24	75,000	[b]	85,969
Sungard Availability Services Capital, Gtd. Notes	8.75	4/1/22	100,000	[b]	77,750
Symantec, Sr. Unscd. Notes	5.00	4/15/25	75,000	[b]	77,719
TIBCO Software, Sr. Unscd. Notes	11.38	12/1/21	75,000	[b]	83,250
Veritas US, Sr. Unscd. Notes	10.50	2/1/24	75,000	[b]	80,250
ViaSat, Sr. Unscd. Notes	6.88	6/15/20	75,000		76,547
Western Digital, Gtd. Notes	10.50	4/1/24	300,000		354,750
Zebra Technologies, Sr. Unscd. Bonds	7.25	10/15/22	75,000		81,281
				4,073,668
Materials - .5%
Alcoa Nederland Holding, Gtd. Notes	6.75	9/30/24	75,000	[b]	82,425
Alcoa Nederland Holding, Gtd. Notes	7.00	9/30/26	75,000	[b]	83,250
Aleris International, Sr. Scd. Notes	9.50	4/1/21	75,000	[b]	80,812
Allegheny Technologies, Sr. Unscd. Notes	7.63	8/15/23	75,000	[c]	77,719
American Builders & Contractors Supply, Sr. Unscd. Notes	5.63	4/15/21	27,000	[b]	27,844
Anglo American Capital, Gtd. Notes	3.63	5/14/20	75,000	[b]	76,313
Anglo American Capital, Gtd. Notes	4.88	5/14/25	75,000	[b]	78,562
Arcelormittal, Sr. Unscd. Bonds	6.13	6/1/25	75,000		84,547
ArcelorMittal, Sr. Unscd. Notes	7.25	2/25/22	75,000	[c]	85,406

22

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Materials - .5% (continued)
ArcelorMittal, Sr. Unscd. Notes	8.00	10/15/39	120,000	[c]	137,700
ARD Finance, Sr. Scd. Bonds	7.13	9/15/23	75,000	[b]	78,000
Ardagh Packaging Finance, Gtd. Notes	7.25	5/15/24	75,000	[b]	81,937
Ardagh Packaging Finance, Sr. Scd. Notes	4.63	5/15/23	75,000	[b]	76,875
Ashland, Gtd. Notes	5.25	8/15/22	135,000	[c]	141,244
Axalta Coating Systems, Gtd. Notes	4.88	8/15/24	75,000	[b]	77,859
Ball, Gtd. Bonds	5.00	3/15/22	300,000		321,375
Ball, Gtd. Bonds	4.00	11/15/23	75,000		76,406
Ball, Gtd. Notes	5.25	7/1/25	75,000		81,281
Berry Plastics, Scd. Notes	5.50	5/15/22	75,000		78,469
Berry Plastics, Scd. Notes	5.13	7/15/23	75,000		78,259
Blue Cube Spinco, Gtd. Notes	9.75	10/15/23	75,000		91,125
Blue Cube Spinco, Gtd. Notes	10.00	10/15/25	75,000		92,812
BlueScope Steel Finance, Gtd. Notes	6.50	5/15/21	75,000	[b]	79,687
Cascades, Gtd. Notes	5.50	7/15/22	75,000	[b]	75,938
CF Industries, Gtd. Notes	3.45	6/1/23	75,000		70,125
CF Industries, Gtd. Notes	4.95	6/1/43	75,000		63,350
CF Industries, Gtd. Notes	5.38	3/15/44	75,000		65,625
Chemours, Gtd. Notes	6.63	5/15/23	75,000		80,625
Chemours, Gtd. Notes	7.00	5/15/25	75,000		82,781
CIMPOR Financial Operations, Gtd. Notes	5.75	7/17/24	75,000	[b]	66,038
Cliffs Natural Resources, Gtd. Notes	5.75	3/1/25	75,000	[b]	72,938
Cliffs Natural Resources, Sr. Scd. Notes	8.25	3/31/20	67,000	[b]	73,114
Consolidated Energy Finance, Gtd. Notes	6.75	10/15/19	75,000	[b]	76,875
Constellium, Sr. Unscd. Notes	6.63	3/1/25	75,000	[b]	74,063
Coveris Holdings, Gtd. Notes	7.88	11/1/19	75,000	[b]	74,438
Crown Americas, Gtd. Notes	4.50	1/15/23	75,000		77,625
CVR Partners, Sr. Scd. Notes	9.25	6/15/23	75,000	[b]	76,875

23

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Materials - .5% (continued)
First Quantum Minerals, Gtd. Notes	7.00	2/15/21	75,000	[b]	78,000
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/25	75,000	[b]	77,391
Freeport-McMoRan, Gtd. Notes	3.55	3/1/22	300,000		283,500
Freeport-McMoRan, Gtd. Notes	3.88	3/15/23	300,000		279,750
GCP Applied Technologies, Gtd. Notes	9.50	2/1/23	75,000	[b]	85,687
Hexion, Sr. Scd. Notes	6.63	4/15/20	250,000		237,500
Hudbay Minerals, Gtd. Notes	7.25	1/15/23	75,000	[b]	80,156
Hudbay Minerals, Gtd. Notes	7.63	1/15/25	75,000	[b]	80,719
Huntsman International, Gtd. Notes	4.88	11/15/20	75,000		79,219
Imperial Metals, Gtd. Notes	7.00	3/15/19	235,000	[b]	222,956
INEOS Group Holdings, Gtd. Notes	5.63	8/1/24	75,000	[b]	76,500
Kinross Gold, Gtd. Notes	5.13	9/1/21	75,000		78,750
Koppers, Gtd. Notes	6.00	2/15/25	75,000	[b]	78,750
Lundin Mining, Sr. Scd. Notes	7.50	11/1/20	75,000	[b]	79,875
Momentive Performance Materials, Sr. Scd. Notes	3.88	10/24/21	75,000		74,906
New Gold, Gtd. Notes	6.25	11/15/22	75,000	[b]	76,875
Novelis, Gtd. Notes	6.25	8/15/24	75,000	[b]	79,500
Novelis, Gtd. Notes	5.88	9/30/26	75,000	[b]	77,250
Owens-Brockway Glass Container, Gtd. Notes	5.00	1/15/22	300,000	[b]	312,750
Platform Specialty Products, Sr. Unscd. Notes	10.38	5/1/21	75,000	[b]	83,719
Platform Specialty Products, Sr. Unscd. Notes	6.50	2/1/22	75,000	[b]	77,250
PolyOne, Sr. Unscd. Notes	5.25	3/15/23	75,000		77,438
PQ, Sr. Scd. Notes	6.75	11/15/22	75,000	[b]	81,562
Rayonier AM Products, Gtd. Notes	5.50	6/1/24	75,000	[b]	69,188
Resolute Forest Products, Gtd. Notes	5.88	5/15/23	75,000		72,000
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/24	75,000	[b]	80,859
Reynolds Group Issuer, Sr. Scd. Notes	5.13	7/15/23	75,000	[b]	78,281
Signode Industrial Group, Gtd. Notes	6.38	5/1/22	75,000	[b]	77,633

24

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Materials - .5% (continued)
Silgan Holdings, Sr. Unscd. Notes	5.00	4/1/20	75,000		76,219
St. Marys Cement, Gtd. Notes	5.75	1/28/27	75,000	[b]	75,281
Standard Industries, Sr. Unscd. Notes	5.13	2/15/21	75,000	[b]	78,656
Standard Industries, Sr. Unscd. Notes	5.50	2/15/23	75,000	[b]	78,187
Steel Dynamics, Gtd. Notes	5.13	10/1/21	75,000		77,813
Steel Dynamics, Gtd. Notes	5.00	12/15/26	75,000	[b]	76,875
Teck Resources, Gtd. Notes	3.75	2/1/23	75,000		74,179
Teck Resources, Gtd. Notes	8.50	6/1/24	75,000	[b]	87,094
Teck Resources, Gtd. Notes	5.40	2/1/43	100,000		97,750
Tronox Finance, Gtd. Notes	6.38	8/15/20	75,000		76,594
Tronox Finance, Gtd. Notes	7.50	3/15/22	75,000	[b]	78,750
United States Steel, Sr. Scd. Notes	8.38	7/1/21	75,000	[b]	82,781
US Concrete, Gtd. Notes	6.38	6/1/24	75,000	[b]	78,750
WR Grace & Co-Conn, Gtd. Notes	5.13	10/1/21	75,000	[b]	80,719
				7,457,929
Real Estate - .1%
Equinix, Sr. Unscd. Notes	5.38	4/1/23	75,000		78,469
Equinix, Sr. Unscd. Notes	5.88	1/15/26	275,000		297,000
ESH Hospitality, Gtd. Notes	5.25	5/1/25	75,000	[b]	76,125
FelCor Lodging, Sr. Scd. Notes	5.63	3/1/23	75,000		79,321
Iron Mountain, Gtd. Notes	6.00	8/15/23	75,000		80,061
Iron Mountain, Gtd. Notes	5.75	8/15/24	75,000		77,625
iStar, Sr. Unscd. Notes	5.00	7/1/19	75,000		76,031
MPT Operating Partnership, Gtd. Notes	5.25	8/1/26	75,000		77,250
Realogy Group, Gtd. Notes	4.88	6/1/23	75,000	[b]	76,125
Sabra Health Care, Gtd. Notes	5.50	2/1/21	75,000		78,469
SBA Communications, Sr. Unscd. Notes	4.88	7/15/22	200,000		206,500
Starwood Property Trust, Sr. Unscd. Notes	5.00	12/15/21	75,000	[b]	78,375
Uniti Group, Gtd. Notes	8.25	10/15/23	300,000		321,657

25

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Real Estate - .1% (continued)
Uniti Group, Sr. Scd. Notes	6.00	4/15/23	75,000	[b]	78,235
				1,681,243
Telecommunications - .4%
CenturyLink, Sr. Unscd. Bonds	7.60	9/15/39	120,000		112,608
CenturyLink, Sr. Unscd. Notes	6.45	6/15/21	75,000		81,375
CenturyLink, Sr. Unscd. Notes	5.80	3/15/22	75,000		78,750
CenturyLink, Sr. Unscd. Notes	7.50	4/1/24	75,000		81,656
CenturyLink, Sr. Unscd. Notes, Ser. V	5.63	4/1/20	75,000		79,875
Cincinnati Bell, Gtd. Notes	7.00	7/15/24	75,000	[b]	79,575
CommScope, Gtd. Notes	5.00	6/15/21	75,000	[b]	77,344
CommScope, Gtd. Notes	5.50	6/15/24	75,000	[b]	78,984
CommScope Technologies, Sr. Scd. Notes	6.00	6/15/25	75,000	[b]	80,344
Consolidated Communications, Gtd. Notes	6.50	10/1/22	75,000		74,438
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/22	300,000		303,375
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/25	300,000		290,625
Hughes Satelite Systems, Sr. Scd. Notes	6.50	6/15/19	140,000		151,900
Hughes Satellite Systems, Gtd. Notes	7.63	6/15/21	130,000		147,277
Inmarsat Finance, Gtd. Notes	4.88	5/15/22	75,000	[b]	75,750
Intelsat Jackson Holdings, Gtd. Bonds	5.50	8/1/23	150,000		128,812
Intelsat Jackson Holdings, Gtd. Notes	7.25	4/1/19	100,000		96,875
Intelsat Jackson Holdings, Gtd. Notes	7.50	4/1/21	150,000		138,000
Intelsat Jackson Holdings, Sr. Scd. Notes	8.00	2/15/24	75,000	[b]	81,094
Level 3 Financing, Gtd. Notes	5.38	8/15/22	300,000		310,560
Sable International Finance, Gtd. Notes	6.88	8/1/22	75,000	[b]	80,835
Sprint, Gtd. Notes	7.88	9/15/23	300,000		337,500
Sprint, Gtd. Notes	7.13	6/15/24	300,000		327,000
Sprint Capital, Gtd. Notes	6.88	11/15/28	100,000		108,750
Sprint Capital, Gtd. Notes	8.75	3/15/32	100,000		123,312
Sprint Communications, Gtd. Notes	9.00	11/15/18	150,000	[b]	164,437

26

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Telecommunications - .4% (continued)
Sprint Communications, Gtd. Notes	7.00	3/1/20	100,000	[b]	109,500
Sprint Communications, Sr. Unscd. Notes	6.00	11/15/22	300,000		313,312
Telecom Italia, Sr. Unscd. Notes	5.30	5/30/24	75,000	[b]	77,906
Telecom Italia Capital, Gtd. Notes	7.18	6/18/19	100,000		110,225
Telecom Italia Capital, Gtd. Notes	7.20	7/18/36	150,000		166,125
Telesat, Gtd. Notes	8.88	11/15/24	75,000	[b]	82,687
T-Mobile USA, Gtd. Notes	6.63	4/1/23	225,000		241,031
T-Mobile USA, Gtd. Notes	6.38	3/1/25	250,000		273,830
T-Mobile USA, Gtd. Notes	5.38	4/15/27	200,000		214,500
West, Gtd. Notes	5.38	7/15/22	75,000	[b]	76,031
Wind Acquisition Finance, Sr. Scd. Notes	6.50	4/30/20	75,000	[b]	77,700
Windstream Services, Gtd. Notes	6.38	8/1/23	75,000		66,563
Zayo Group, Gtd. Notes	6.00	4/1/23	75,000		80,062
Zayo Group, Gtd. Notes	6.38	5/15/25	75,000		81,375
Zayo Group, Gtd. Notes	5.75	1/15/27	75,000	[b]	79,781
				5,741,679
Utilities - .1%
AES, Sr. Unscd. Notes	4.88	5/15/23	300,000		304,500
AmeriGas Partners, Sr. Unscd. Notes	5.63	5/20/24	75,000		76,688
AmeriGas Partners, Sr. Unscd. Notes	5.88	8/20/26	75,000		76,500
Calpine, Sr. Scd. Notes	5.25	6/1/26	130,000	[b]	131,462
Dynegy, Gtd. Notes	7.63	11/1/24	75,000		69,000
Enel, Jr. Sub. Bonds	8.75	9/24/73	75,000	[b,c]	87,937
GenOn Americas Generation, Sr. Unscd. Notes	8.50	10/1/21	120,000		109,500
InterGen, Sr. Scd. Notes	7.00	6/30/23	75,000	[b]	70,313
NRG Energy, Gtd. Notes	6.25	7/15/22	75,000		76,786
NRG Energy, Gtd. Notes	7.25	5/15/26	75,000		77,063
NRG Energy, Gtd. Notes	6.63	1/15/27	75,000		74,625
NRG Yield Operating, Gtd. Notes	5.38	8/15/24	75,000		77,063

27

CONSOLIDATED STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 4.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Utilities - .1% (continued)
Talen Energy Supply, Sr. Unscd. Notes	5.13	7/15/19	14,000	[b,c]	13,825
Talen Energy Supply, Sr. Unscd. Notes	4.60	12/15/21	75,000		58,500
TerraForm Power Operating, Gtd. Notes	13.75	8/15/22	75,000	[b,c]	83,625
TerraForm Power Operating, Gtd. Notes	9.38	2/1/23	300,000	[b,c]	311,250
				1,698,637
Total Bonds and Notes (cost $66,582,730)			66,924,804
Common Stocks - 4.9%			Shares		Value ($)
Exchange-Traded Funds - 4.9%
iShares TIPS Bond ETF			589,965		67,851,875
SPDR Barclays High Yield Bond ETF			5,000		185,700
Total Common Stocks (cost $64,899,819)			68,037,575
Options Purchased - .3%			Number of Contracts ($)		Value ($)
Call Options - .1%
Swiss Market Index, June 2017 @ CHF 8,488			2,840		957,899
Put Options - .2%
EURO STOXX 50 Index, June 2017 @ 2,750			77,010		133,997
Nikkei 225 Index, June 2017 @ 1,625			1,634,000		175,895
S&P E-Mini Index, December 2017 @ 1,900			211,750		2,964,500
Swiss Market Index, June 2017 @ CHF 8,490			2,180		130,706
				3,405,098
Total Options Purchased (cost $7,095,040)			4,362,997
Short-Term Investments - 76.0%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills	0.52	5/11/17	242,750,000		242,705,577
U.S. Treasury Bills	0.74	5/11/17	58,704,000		58,691,953
U.S. Treasury Bills	0.76	6/15/17	91,250,000	[d]	91,175,814
U.S. Treasury Bills	0.77	6/29/17	672,192,000		671,385,370
Total Short-Term Investments (cost $1,063,909,272)			1,063,958,714

28

Other Investment - 13.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $186,626,952)	186,626,952	[e] 186,626,952
Total Investments (cost $1,389,113,813)	99.3%	1,389,911,042
Cash and Receivables (Net)	0.7%	10,427,940
Net Assets	100.0%	1,400,338,982

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a  Principal amount stated in U.S. Dollars unless otherwise noted.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $29,778,868 or 2.13% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investment	89.3
Exchange-Traded Funds	4.9
Corporate Bonds	4.8
Options Purchased	.3
99.3

† Based on net assets.

See notes to financial statements.

29

CONSOLIDATED STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)		Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
Amsterdam Exchange Index	86		9,679,942	May 2017	237,163
ASX SPI 200	937		103,717,810	June 2017	2,879,002
Australian 10 Year Bond	3,494		339,385,190	June 2017	9,596,989
Brent Crude	55	[a]	2,915,000	December 2017	(220,110)
CAC 40 10 Euro	525		29,823,696	May 2017	1,461,264
Canadian 10 year Bond	979		100,091,015	June 2017	1,784,546
Copper	76	[a]	4,954,250	July 2017	(65,816)
Cotton No.2	529	[a]	20,861,115	July 2017	847,129
Crude Oil	10	[a]	505,900	December 2017	(43,785)
DAX	223		75,713,287	June 2017	2,675,374
DJ Euro Stoxx 50	70		2,674,887	June 2017	158,465
Euro-Bond	861		151,731,530	June 2017	704,323
Euro-Bund Option Put 175	2,281		32,847,672	March 2017	1,053,615
FTSE 100	1,157		107,371,062	June 2017	(1,802,975)
FTSE/MIB Index	5		552,412	June 2017	31,283
Gold 100 oz	141	[a]	17,883,030	June 2017	265,074
IBEX 35 Index	235		27,462,147	May 2017	1,190,078
Live Cattle	12	[a]	595,320	June 2017	84,904
LME Primary Aluminum	116	[a]	5,521,600	May 2017	145,446
LME Primary Aluminum	115	[a]	5,494,844	July 2017	(152,576)
LME Primary Nickel	9	[a]	507,924	May 2017	(58,941)
LME Primary Nickel	9	[a]	510,138	July 2017	(32,211)
LME Refined Pig Lead	3	[a]	168,750	July 2017	(384)
LME Refined Pig Lead	3	[a]	168,788	May 2017	(10,190)
LME Zinc	6	[a]	392,175	May 2017	(33,393)
LME Zinc	6	[a]	393,525	July 2017	(7,706)
Low Sulphur Gas oil	88	[a]	4,028,200	July 2017	(303,720)
Nikkei 225 Index	60		5,163,041	June 2017	223,204
NY Harbor ULSD	15	[a]	990,234	December 2017	(91,761)
Platinum	162	[a]	7,684,470	July 2017	(134,822)
S&P/Toronto Stock Exchange 60 Index	244		32,775,239	June 2017	227,174
Silver	67	[a]	5,782,770	July 2017	(388,500)
Soy Bean Meal	193	[a]	6,094,940	July 2017	(108,253)
Soybean	211	[a]	10,088,438	July 2017	28,388

30

	Contracts	Market Value Covered by Contracts ($)		Expiration	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Standard & Poor's 500 E-mini	3,453		410,993,325	June 2017	1,247,772
Topix	1,384		189,954,698	September 2017	(800,497)
U.S. Treasury 10 Year Notes	5,201		653,863,219	June 2017	6,575,162
Futures Short
Chicago SRW Wheat	502	[a]	(10,849,475)	July 2017	35,793
Cocoa	319	[a]	(5,872,790)	July 2017	303,136
Coffee "C"	60	[a]	(3,001,500)	July 2017	155,040
Corn No.2 Yellow	65	[a]	(1,191,125)	July 2017	(228)
Crude Soybean Oil	541	[a]	(10,293,066)	July 2017	(73,042)
Hang Seng	224		(35,365,238)	May 2017	(349,208)
Hard Red Winter Wheat	551	[a]	(12,046,238)	July 2017	94,077
Lean Hog	18	[a]	(532,800)	June 2017	22,240
LME Primary Aluminum	116	[a]	(5,521,600)	May 2017	133,290
LME Primary Nickel	9	[a]	(507,924)	May 2017	32,049
LME Refined Pig Lead	3	[a]	(168,788)	May 2017	(47)
LME Zinc	6	[a]	(392,175)	May 2017	6,807
Long Gilt	2,046		(339,913,504)	June 2017	(6,471,960)
Natural Gas	118	[a]	(3,987,220)	October 2017	(15,160)
NYMEX Palladium	79	[a]	(6,530,930)	June 2017	(402,532)
Sugar No.11	466	[a]	(8,517,734)	October 2017	313,771
Gross Unrealized Appreciation					32,512,558
Gross Unrealized Depreciation					(11,567,817)

a These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

31

CONSOLIDATED STATEMENT OF OPTIONS WRITTEN

April 30, 2017 (Unaudited)

	Number of Contracts	Value ($)
Call Options:
S&P 500 E-Mini Eurostyle
May 2017 @ 243.5	211,300	(253,560)
Swiss Market Index
June 2017 @ CHF 8,490	2,180	(726,773)
Put Options:
Swiss Market Index
June 2017 @ CHF 8,488	2,840	(168,920)
Total Options Written (premiums received $2,107,853)		(1,149,253)

CHF—Swiss Franc

See notes to consolidated financial statements.

32

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Euro,
Expiring
6/21/2017	65,901,250	71,738,253	71,988,476	250,223
Japanese Yen,
Expiring
6/21/2017	874,115,250	7,887,026	7,858,787	(28,239)
Swedish Krona,
Expiring
6/21/2017	8,020,500	914,533	908,161	(6,372)
Bank of Montreal
Euro,
Expiring
6/21/2017	23,636,160	25,698,037	25,819,406	121,369
Japanese Yen,
Expiring
6/21/2017	279,716,880	2,523,780	2,514,812	(8,968)
Norwegian Krone,
Expiring
6/21/2017	123,484,400	14,400,823	14,391,353	(9,470)
Swedish Krona,
Expiring
6/21/2017	2,566,560	292,549	290,611	(1,938)
BNP Paribas
Swedish Krona,
Expiring
6/21/2017	154,870,375	17,200,175	17,535,964	335,789
Citigroup
Australian Dollar,
Expiring
6/21/2017	53,721,012	40,870,935	40,186,998	(683,937)
British Pound,
Expiring
6/21/2017	6,008,000	7,513,937	7,794,015	280,078
Canadian Dollar,
Expiring
6/21/2017	16,362,000	12,253,150	11,996,463	(256,687)
Euro,
Expiring
6/21/2017	10,287,690	11,031,279	11,237,953	206,674
Japanese Yen,
Expiring
6/21/2017	2,419,777,847	21,251,306	21,755,163	503,857

33

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Citigroup (continued)
Norwegian Krone,
Expiring
6/21/2017	212,660,000	24,954,424	24,784,225	(170,199)
Swedish Krona,
Expiring
6/21/2017	452,696,940	51,017,342	51,258,850	241,508
Swiss Franc,
Expiring
6/21/2017	36,197,309	36,128,173	36,504,973	376,800
Credit Suisse International
Australian Dollar,
Expiring
6/21/2017	13,993,752	10,523,833	10,468,285	(55,548)
Euro,
Expiring
6/21/2017	21,837,900	23,858,386	23,855,043	(3,343)
Japanese Yen,
Expiring
6/21/2017	2,219,282,499	19,480,497	19,952,597	472,100
Swedish Krona,
Expiring
6/21/2017	43,697,090	4,853,178	4,947,819	94,641
Goldman Sachs International
Euro,
Expiring
6/21/2017	24,892,200	27,083,012	27,191,465	108,453
New Zealand Dollar,
Expiring
6/21/2017	34,753,209	24,262,286	23,828,705	(433,581)
Norwegian Krone,
Expiring
6/21/2017	87,664,200	10,255,953	10,216,727	(39,226)
Swiss Franc,
Expiring
6/21/2017	586,474	581,465	591,459	9,994
HSBC
Australian Dollar,
Expiring
6/21/2017	31,296,442	23,552,678	23,411,883	(140,795)
Euro,
Expiring
6/21/2017	21,352,300	23,054,530	23,324,588	270,058
Japanese Yen,
Expiring
6/21/2017	443,363,712	3,888,623	3,986,089	97,466

34

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
HSBC (continued)
New Zealand Dollar,
Expiring
6/21/2017	3,098,200	2,135,806	2,124,296	(11,510)
Norwegian Krone,
Expiring
6/21/2017	48,781,200	5,680,509	5,685,151	4,642
Swedish Krona,
Expiring
6/21/2017	163,832,250	18,205,060	18,550,717	345,657
Swiss Franc,
Expiring
6/21/2017	2,299,658	2,280,140	2,319,204	39,064
Morgan Stanley Capital Services
Norwegian Krone,
Expiring
6/21/2017	48,781,200	5,681,845	5,685,151	3,306
Nomura Securities
Australian Dollar,
Expiring
6/21/2017	23,322,920	17,542,567	17,447,142	(95,425)
Swedish Krona,
Expiring
6/21/2017	78,211,120	8,686,168	8,855,841	169,673
Swiss Franc,
Expiring
6/21/2017	3,173,580	3,145,148	3,200,554	55,406
Royal Bank of Canada
Canadian Dollar,
Expiring
6/21/2017	61,995,987	46,876,593	45,454,869	(1,421,724)
Japanese Yen,
Expiring
6/21/2017	6,285,620,827	56,524,411	56,511,265	(13,146)
New Zealand Dollar,
Expiring
6/21/2017	4,201,204	2,895,869	2,880,576	(15,293)
Swedish Krona,
Expiring
6/21/2017	233,923,750	26,109,906	26,487,173	377,267
Swiss Franc,
Expiring
6/21/2017	17,325,000	17,320,422	17,472,256	151,834

35

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Standard Chartered Bank
New Zealand Dollar,
Expiring
6/21/2017	4,201,204	2,895,848	2,880,576	(15,272)
Swiss Franc,
Expiring
6/21/2017	16,602,538	16,453,958	16,743,653	289,695
Sales:
Bank of America
Australian Dollar,
Expiring
6/21/2017	29,116,190	21,964,315	21,780,905	183,410
British Pound,
Expiring
6/21/2017	9,773,460	12,526,660	12,678,844	(152,184)
Canadian Dollar,
Expiring
6/21/2017	6,040,500	4,532,375	4,428,837	103,538
Japanese Yen,
Expiring
6/21/2017	1,995,213,000	17,920,967	17,938,086	(17,119)
Swiss Franc,
Expiring
6/21/2017	10,893,750	11,037,234	10,986,343	50,891
Bank of Montreal
Canadian Dollar,
Expiring
6/21/2017	22,617,760	16,793,650	16,583,127	210,523
Euro,
Expiring
6/21/2017	73,497,968	77,917,509	80,286,894	(2,369,385)
Japanese Yen,
Expiring
6/21/2017	841,858,000	7,673,065	7,568,777	104,288
Swiss Franc,
Expiring
6/21/2017	3,486,000	3,529,448	3,515,630	13,818
BNP Paribas
British Pound,
Expiring
6/21/2017	21,875,415	26,673,415	28,378,380	(1,704,965)
Citigroup
Australian Dollar,
Expiring
6/21/2017	32,558,810	24,706,384	24,356,221	350,163

36

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup (continued)
British Pound,
Expiring
6/21/2017	42,091,044	51,286,427	54,603,565	(3,317,138)
Canadian Dollar,
Expiring
6/21/2017	4,361,640	3,241,733	3,197,913	43,820
Euro,
Expiring
6/21/2017	77,158,368	81,980,663	84,285,402	(2,304,739)
Japanese Yen,
Expiring
6/21/2017	8,601,802,000	77,017,490	77,335,035	(317,545)
New Zealand Dollar,
Expiring
6/21/2017	55,309,700	38,605,793	37,923,361	682,432
Norwegian Krone,
Expiring
6/21/2017	25,088,671	2,946,235	2,923,931	22,304
Swiss Franc,
Expiring
6/21/2017	13,825,250	13,904,814	13,942,760	(37,946)
Credit Suisse International
Australian Dollar,
Expiring
6/21/2017	6,423,200	4,883,020	4,804,994	78,026
British Pound,
Expiring
6/21/2017	4,728,921	5,764,502	6,134,700	(370,198)
Canadian Dollar,
Expiring
6/21/2017	7,627,900	5,704,510	5,592,704	111,806
Japanese Yen,
Expiring
6/21/2017	1,430,614,500	12,997,198	12,862,029	135,169
Norwegian Krone,
Expiring
6/21/2017	22,629,858	2,657,729	2,637,372	20,357
Goldman Sachs International
Canadian Dollar,
Expiring
6/21/2017	31,027,200	22,967,630	22,748,849	218,781
Euro,
Expiring
6/21/2017	19,021,000	20,278,193	20,777,949	(499,756)

37

CONSOLIDATED STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Japanese Yen,
Expiring
6/21/2017	1,262,787,000	11,524,071	11,353,165	170,906
HSBC
Australian Dollar,
Expiring
6/21/2017	2,752,800	2,092,833	2,059,283	33,550
British Pound,
Expiring
6/21/2017	14,900,921	18,167,127	19,330,559	(1,163,432)
Canadian Dollar,
Expiring
6/21/2017	20,393,500	15,172,191	14,952,321	219,870
Euro,
Expiring
6/21/2017	5,599,500	5,967,779	6,116,720	(148,941)
Japanese Yen,
Expiring
6/21/2017	613,120,500	5,569,570	5,512,298	57,272
New Zealand Dollar,
Expiring
6/21/2017	11,462,800	7,914,720	7,859,524	55,196
Norwegian Krone,
Expiring
6/21/2017	25,087,823	2,950,756	2,923,833	26,923
Morgan Stanley Capital Services
Euro,
Expiring
6/21/2017	5,599,500	5,966,883	6,116,720	(149,837)
Nomura Securities
British Pound,
Expiring
6/21/2017	55,855,330	68,084,296	72,459,599	(4,375,303)
Euro,
Expiring
6/21/2017	79,898,049	84,643,993	87,278,144	(2,634,151)
Norwegian Krone,
Expiring
6/21/2017	37,716,430	4,431,128	4,395,620	35,508
Royal Bank of Canada
Australian Dollar,
Expiring
6/21/2017	13,800,000	10,402,440	10,323,346	79,094

38

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Royal Bank of Canada (continued)
British Pound,
Expiring
6/21/2017	30,320,258	37,776,029	39,333,645	(1,557,616)
Euro,
Expiring
6/21/2017	67,886,480	72,047,405	74,157,079	(2,109,674)
New Zealand Dollar,
Expiring
6/21/2017	34,660,000	24,174,310	23,764,795	409,515
Norwegian Krone,
Expiring
6/21/2017	163,393,000	19,121,094	19,042,457	78,637
Gross Unrealized Appreciation				8,301,351
Gross Unrealized Depreciation				(26,640,602)

See notes to consolidated financial statements.

39

CONSOLIDATED STATEMENT OF SWAP AGREEMENTS

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation ($)
Sales Contracts:[3]
Bank of America
Markit CDX North America High Yield Index Series 28
6/20/2022††	2,000,000	5.00	326.96	176,078	142,521	33,557
Gross Unrealized Appreciation				33,557

† Clearing House-Chicago Mercantile Exchange

†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’scredit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”, indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

40

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Consolidated Statement of Investments:
Unaffiliated issuers	1,202,486,861	1,203,284,090
Affiliated issuers	186,626,952	186,626,952
Cash		18,147,474
Cash denominated in foreign currency	439,273	451,081
Cash collateral held by broker—Note 4		12,618,851
Unrealized appreciation on forward foreign currency exchange contracts—See Consolidated Statement of Forward Foreign Currency Exchange Contracts—Note 4		8,301,351
Receivable for investment securities sold		2,226,653
Dividends and interest receivable		1,160,833
Receivable for shares of Common Stock subscribed		1,003,200
Receivable for futures variation margin—Note 4		213,753
Swap premium paid—Note 4		142,521
Receivable for swap variation margin—Note 4		108,296
Prepaid expenses		86,596
		1,434,371,651
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,362,226
Unrealized depreciation on forward foreign currency exchange contracts—See Consolidated Statement of Forward Foreign Currency Exchange Contracts—Note 4		26,640,602
Payable for investment securities purchased		2,473,725
Payable for shares of Common Stock redeemed		2,142,894
Outstanding options written, at value (premiums received $2,107,853)—See Consolidated Statement of Options Written—Note 4		1,149,253
Accrued expenses		263,969
		34,032,669
Net Assets ($)		1,400,338,982
Composition of Net Assets ($):
Paid-in capital		1,376,203,565
Accumulated investment (loss)—net		(6,392,054)
Accumulated net realized gain (loss) on investments		25,888,336
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $20,944,741 net unrealized appreciation on futures and $33,557 net unrealized appreciation on centrally cleared swap agreements)		4,639,135
Net Assets ($)		1,400,338,982

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	77,012,213	97,254,581	523,522,468	702,549,720
Shares Outstanding	4,834,704	6,501,648	32,114,020	43,090,408
Net Asset Value Per Share ($)	15.93	14.96	16.30	16.30

See notes to consolidated financial statements.

41

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	3,011,763
Dividends:
Unaffiliated issuers	1,923,817
Affiliated issuers	391,106
Total Income	5,326,686
Expenses:
Management fee—Note 3(a)	7,603,756
Shareholder servicing costs—Note 3(c)	635,689
Subsidiary management fee—Note 3(a)	437,809
Distribution fees—Note 3(b)	418,561
Professional fees	87,503
Directors’ fees and expenses—Note 3(d)	66,289
Registration fees	61,222
Custodian fees—Note 3(c)	45,582
Prospectus and shareholders’ reports	40,999
Loan commitment fees—Note 2	14,755
Miscellaneous	22,990
Total Expenses	9,435,155
Less—reduction in expenses due to undertaking—Note 3(a)	(456,048)
Less—reduction in fees due to earnings credits—Note 3(c)	(9,111)
Net Expenses	8,969,996
Investment (Loss)—Net	(3,643,310)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,185,483
Net realized gain (loss) on options transactions	(26,834,377)
Net realized gain (loss) on futures	45,479,963
Net realized gain (loss) on swap agreements	(2,367)
Net realized gain (loss) on forward foreign currency exchange contracts	31,386,558
Net Realized Gain (Loss)	53,215,260
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,613,975)
Net unrealized appreciation (depreciation) on options transactions	12,606,783
Net unrealized appreciation (depreciation) on futures	291,065
Net unrealized appreciation (depreciation) on swap agreements	33,557
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(38,050,818)
Net Unrealized Appreciation (Depreciation)	(28,733,388)
Net Realized and Unrealized Gain (Loss) on Investments	24,481,872
Net Increase in Net Assets Resulting from Operations	20,838,562

See notes to consolidated financial statements.

42

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment (loss)—net	(3,643,310)	(13,274,277)
Net realized gain (loss) on investments	53,215,260	25,754,545
Net unrealized appreciation (depreciation) on investments	(28,733,388)	(2,661,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,838,562	9,818,848
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(341,762)	-
Class C	(237,196)	-
Class I	(775,856)	-
Class Y	(1,271,510)	-
Total Distributions	(2,626,324)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,563,684	85,425,288
Class C	2,917,052	46,807,391
Class I	242,392,909	299,261,521
Class Y	127,900,095	230,391,741
Distributions reinvested:
Class A	325,546	-
Class C	181,423	-
Class I	590,605	-
Class Y	721,950	-
Cost of shares redeemed:
Class A	(137,538,665)	(148,416,191)
Class C	(37,746,814)	(57,090,576)
Class I	(171,803,740)	(343,046,982)
Class Y	(92,855,526)	(66,580,605)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(57,351,481)	46,751,587
Total Increase (Decrease) in Net Assets	(39,139,243)	56,570,435
Net Assets ($):
Beginning of Period	1,439,478,225	1,382,907,790
End of Period	1,400,338,982	1,439,478,225
Accumulated investment (loss)—net	(6,392,054)	(2,748,744)

43

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	483,315	5,592,205
Shares issued for distributions reinvested	21,139	-
Shares redeemed	(8,754,290)	(9,694,240)
Net Increase (Decrease) in Shares Outstanding	(8,249,836)	(4,102,035)
Class Ca
Shares sold	198,520	3,221,954
Shares issued for distributions reinvested	12,512	-
Shares redeemed	(2,564,327)	(3,925,165)
Net Increase (Decrease) in Shares Outstanding	(2,353,295)	(703,211)
Class Ia
Shares sold	15,038,042	19,107,885
Shares issued for distributions reinvested	37,523	-
Shares redeemed	(10,745,685)	(22,047,720)
Net Increase (Decrease) in Shares Outstanding	4,329,880	(2,939,835)
Class Ya
Shares sold	8,020,929	14,699,682
Shares issued for distributions reinvested	45,867	-
Shares redeemed	(5,772,639)	(4,261,697)
Net Increase (Decrease) in Shares Outstanding	2,294,157	10,437,985

[a]

During the period ended April 30, 2017, 597 Class A shares representing $9,419 were exchanged for 583 Class I shares, 2,736 Class C shares representing $40,409 were exchanged for 2,518 Class I shares, 321,853 Class Y shares representing $5,151,062 were exchanged for 321,798 Class I shares and during the period ended October 31, 2016, 369,275 Class Y shares representing $5,809,635 were exchanged for 369,082 Class I shares.

See notes to consolidated financial statements.

44

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.73	15.63	15.36	14.18	12.49	11.74
Investment Operations:
Investment (loss)—net[a]	(.06)	(.17)	(.22)	(.19)	(.01)	(.03)
Net realized and unrealized gain (loss) on investments	.29	.27	.49[b]	1.38	1.65	.78
Payment by affiliate	–	–	–	–	.05	–
Total from Investment Operations	.23	.10	.27	1.19	1.69	.75
Distributions:
Dividends from investment income—net	–	–	–	(.01)	–	–
Dividends from net realized gain on investments	(.03)	–	–	–	–	–
Total Distributions	(.03)	–	–	(.01)	–	–
Net asset value, end of period	15.93	15.73	15.63	15.36	14.18	12.49
Total Return (%)[c]	1.47[d]	.70	1.69	8.42	13.53[e]	6.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.52[f]	1.51	1.49	1.54	1.65	1.85
Ratio of net expenses to average net assets	1.46[f]	1.50	1.49	1.50	1.50	1.85
Ratio of net investment (loss) to average net assets	(.72)[f]	(1.13)	(1.41)	(1.30)	(.04)	(.21)
Portfolio Turnover Rate	32.63[d]	10.66	165.55	124.10	1.74	1.65
Net Assets, end of period ($ x 1,000)	77,012	205,832	268,600	54,798	23,462	14,913

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e The total return would have been 13.13% had a reimbursement for a trade error not been made by Mellon Capital.

f Annualized.

See notes to consolidated financial statements.

45

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.83	14.85	14.70	13.66	12.12	11.48
Investment Operations:
Investment (loss)—net[a]	(.11)	(.27)	(.33)	(.29)	(.10)	(.12)
Net realized and unrealized gain (loss) on investments	.27	.25	.48[b]	1.33	1.59	.76
Payment by affiliate	–	–	–	–	.05	–
Total from Investment Operations	.16	(.02)	.15	1.04	1.54	.64
Distributions:
Dividends from net realized gain on investments	(.03)	–	–	–	–	–
Net asset value, end of period	14.96	14.83	14.85	14.70	13.66	12.12
Total Return (%)[c]	1.08[d]	(.07)	.95	7.61	12.71[e]	5.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.31[f]	2.26	2.24	2.30	2.44	2.62
Ratio of net expenses to average net assets	2.24[f]	2.25	2.24	2.25	2.25	2.62
Ratio of net investment (loss) to average net assets	(1.47)[f]	(1.82)	(2.16)	(2.08)	(.78)	(.98)
Portfolio Turnover Rate	32.63[d]	10.66	165.55	124.10	1.74	1.65
Net Assets, end of period ($ x 1,000)	97,255	131,341	141,904	23,672	9,409	7,704

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e The total return would have been 12.29% had a reimbursement for a trade error not been made by Mellon Capital.

f Annualized.

See notes to consolidated financial statements.

46

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	16.08	15.93	15.61	14.39	12.65	11.84
Investment Operations:
Investment income (loss)—net[a]	(.04)	(.13)	(.19)	(.14)	.03	.02
Net realized and unrealized gain (loss) on investments	.29	.28	.51[b]	1.39	1.67	.79
Payment by affiliate	–	–	–	–	.05	–
Total from Investment Operations	.25	.15	.32	1.25	1.75	.81
Distributions:
Dividends from investment income—net	–	–	–	(.03)	(.01)	–
Dividends from net realized gain on investments	(.03)	–	–	–	–	–
Total Distributions	(.03)	–	–	(.03)	(.01)	–
Net asset value, end of period	16.30	16.08	15.93	15.61	14.39	12.65
Total Return (%)	1.56[c]	1.01	1.92	8.77	13.82[d]	6.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.32[e]	1.25	1.22	1.21	1.29	1.47
Ratio of net expenses to average net assets	1.24[e]	1.24	1.22	1.21	1.25	1.47
Ratio of net investment income (loss) to average net assets	(.46)[e]	(.86)	(1.15)	(.94)	.20	.13
Portfolio Turnover Rate	32.63[c]	10.66	165.55	124.10	1.74	1.65
Net Assets, end of period ($ x 1,000)	523,522	446,643	489,361	71,731	253,971	123,269

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Not annualized.

d The total return would have been 13.42% had a reimbursement for a trade error not been made by Mellon Capital.

e Annualized.

See notes to consolidated financial statements.

47

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	16.07	15.91	15.59	14.39	13.45
Investment Operations:
Investment (loss)—net[b]	(.03)	(.11)	(.15)	(.17)	(.01)
Net realized and unrealized gain (loss) on investments	.29	.27	.47[c]	1.40	.90
Payment by affiliate	–	–	–	–	.05
Total from Investment Operations	.26	.16	.32	1.23	.94
Distributions:
Dividends from investment income—net	–	–	–	(.03)	–
Dividends from net realized gain on investments	(.03)	–	–	–	–
Total Distributions	(.03)	–	–	(.03)	–
Net asset value, end of period	16.30	16.07	15.91	15.59	14.39
Total Return (%)	1.62[d]	1.01	2.05	8.56	6.99[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[f]	1.18	1.14	1.16	1.31[f]
Ratio of net expenses to average net assets	1.15[f]	1.16	1.14	1.16	1.25[f]
Ratio of net investment (loss) to average net assets	(.38)[f]	(.68)	(.96)	(1.14)	(.18)[f]
Portfolio Turnover Rate	32.63[d]	10.66	165.55	124.10	1.74
Net Assets, end of period ($ x 1,000)	702,550	655,662	483,043	387,629	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e The total return would have been 6.62% had a reimbursement for a trade error not been made by Mellon Capital.

f Annualized.

See notes to consolidated financial statements.

48

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dynamic Total Return Fund (the “fund”) is a separate non-diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

The fund may invest in certain commodities through its investment in DTR Commodity Fund Ltd., (the “Subsidiary”), a wholly-owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. Dreyfus serves as investment adviser for the Subsidiary, Mellon Capital serves as the Subsidiary’s sub-investment advisor and Citibank N.A. serves as the Subsidiary’s custodian. The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the fund will remain the sole shareholder and retain all rights. Under the Amended and Restated Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The following summarizes the structure and relationship of the Subsidiary at April 30, 2017:

Subsidiary Activity
Consolidated fund Net Assets ($)	1,400,338,982
Subsidiary Percentage of fund Net Assets	5.94%
Subsidiary Financial Statement Information ($)
Total assets	83,529,626
Total liabilities	305,648
Net assets	83,223,978
Total income	45,566
Investment income (loss)—net	(446,000)
Net realized gain (loss)	(6,574,156)
Net unrealized appreciation (depreciation)	827,223
Net increase (decrease) in net assets resulting from operations	(6,192,933)

49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 500 million to 600 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability

50

in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as

51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

52

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	–	66,924,804	–	66,924,804
Exchange-Traded Funds	68,037,575	–	–	68,037,575
Registered Investment Company	186,626,952	–	–	186,626,952
U.S. Treasury	–	1,063,958,714	–	1,063,958,714
Other Financial Instruments:
Futures††	32,512,558	–	–	32,512,558
Forward Foreign Currency Exchange Contracts††	–	8,301,351	–	8,301,351
Options Purchased	3,274,392	1,088,605	–	4,362,997
Swaps††	–	33,557	–	33,557

53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(11,567,817)	–	–	(11,567,817)
Forward Foreign Currency Exchange Contracts††	–	(26,640,602)	–	(26,640,602)
Options Written	(253,560)	(895,693)	–	(1,149,253)

† See Consolidated Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

54

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 04/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	175,712,091	330,141,157	319,226,296	186,626,952	13.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund’s investments in commodity-linked financial derivatives instruments may subject the fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the fund is required to increase its

55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3— Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Dreyfus has entered into separate management agreements with the fund and the Subsidiary pursuant to which Dreyfus receives a management fee computed at the annual rate of 1.10% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly. In addition, Dreyfus has contractually agreed for as long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to Dreyfus by the Subsidiary. The reduction in expenses, pursuant to the undertaking amounted to $437,809 during the period ended April 30, 2017.

Dreyfus has contractually agreed, from April 21, 2017 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.19% of the value of the fund’s average

56

daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $18,239 during the period ended April 30, 2017.

Pursuant to separate sub-investment advisory agreements between Dreyfus and Mellon Capital with respect to the fund and the Subsidiary, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the average daily net assets of each of the fund and the Subsidiary which is payable monthly.

During the period ended April 30, 2017, the Distributor retained $5,238 from commissions earned on sales of the fund’s Class A shares and $24,707 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $418,561 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $170,685 and $139,520, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Consolidated Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $6,912 for transfer agency services and $561 for cash management services. These fees are included in Shareholder servicing costs in the

57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Consolidated Statement of Operations. Cash management fees were partially offset by earnings credits of $503.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $45,582 pursuant to the custody agreement. These fees were partially offset by earnings credits of $8,608.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: management fees $1,322,315, Distribution Plan fees $61,219, Shareholder Services Plan fees $36,381, custodian fees $29,702, Chief Compliance Officer fees $3,861 and transfer agency fees $2,280, which are offset against an expense reimbursement currently in effect in the amount of $93,532.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended April 30, 2017, amounted to $74,385,692 and $70,374,963, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

58

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and commodity risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Consolidated Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Consolidated Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in values of equities, interest rates or as a substitute for an investment. The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on

59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Consolidated Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2017:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
October 31, 2016	3,210	868,871
Contracts written	225,250	3,611,130
Contracts terminated:
Contracts closed	12,140	2,372,148	474,930	1,897,218
Contracts outstanding
April 30, 2017	216,320	2,107,853

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Consolidated

60

Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Consolidated Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Consolidated Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Consolidated Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps open at April 30, 2017 are set forth in the Consolidated Statement of Swap Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	19,714,635	[1]	Interest rate risk	(6,471,960)	[1]
Equity risk	14,693,776	[1,2]	Equity risk	(4,101,933)	[1,3]
Foreign exchange risk	8,301,351	[4]	Foreign exchange risk	(26,640,602)	[4]
Credit risk	33,557	[5]	Credit risk	-
Commodity risk	2,467,144	[1]	Commodity risk	(2,143,177)	[1]
Gross fair value of derivative contracts	45,210,463			(39,357,672)

Consolidated Statement of Assets and Liabilities location:
[1]

Includes cumulative appreciation (depreciation) on futures as reported in the Consolidated Statement of Futures, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Outstanding options written, at value.
[4]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

62

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(54,151,183)		(5,094,545)		-		-		(59,245,728)
Equity	106,205,302		(21,739,832)		-		-		84,465,470
Foreign exchange	-		-		31,386,558		-		31,386,558
Credit	-		-		-		(2,367)		(2,367)
Commodity	(6,574,156)		-		-		-		(6,574,156)
Total	45,479,963		(26,834,377)		31,386,558		(2,367)		50,029,777

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	4,793,809		5,821,210		-		-		10,615,019
Equity	(5,329,967)		6,785,573		-		-		1,455,606
Foreign exchange	-		-		(38,050,818)		-		(38,050,818)
Credit	-		-		-		33,557		33,557
Commodity	827,223		-		-		-		827,223
Total	291,065		12,606,783		(38,050,818)		33,557		(25,119,413)

Consolidated Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Consolidated Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Consolidated Statement of Assets and Liabilities.

63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	32,512,558	(11,567,817)
Options	4,362,997	(1,149,253)
Forward contracts	8,301,351	(26,640,602)
Swaps	33,557	-
Total gross amount of derivative
assets and liabilities in the
Consoldiated Statement of Assets and Liabilities	45,210,463	(39,357,672)
Derivatives not subject to
Master Agreements	(36,732,606)	12,250,466
Total gross amount of assets
and liabilities subject to
Master Agreements	8,477,857	(27,107,206)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	588,062		(203,914)	-		384,148
Bank of Montreal	449,998		(449,998)	-		-
BNP Paribas	335,789		(335,789)	-		-
Citigroup	2,707,636		(2,707,636)	-		-
Goldman Sachs International	638,840		(638,840)	-		-
HSBC	1,149,698		(1,149,698)	-		-
Morgan Stanley Capital Services	961,205		(318,757)	-		642,448
Nomura Securities	260,587		(260,587)	-		-
Royal Bank of Canada	1,096,347		(1,096,347)	-		-
Standard Chartered Bank	289,695		(15,272)	-		274,423
Total	8,477,857		(7,176,838)	-		1,301,019

64

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(203,914)		203,914	-		-
Bank of Montreal	(2,389,761)		449,998	-		(1,939,763)
BNP Paribas	(1,704,965)		335,789	-		(1,369,176)
Citigroup	(7,088,191)		2,707,636	4,180,000		(200,555)
Goldman Sachs International	(1,699,336)		638,840	460,000		(600,496)
HSBC	(1,464,678)		1,149,698	-		(314,980)
Morgan Stanley Capital Services	(318,757)		318,757	-		-
Nomura Securities	(7,104,879)		260,587	-		(6,844,292)
Royal Bank of Canada	(5,117,453)		1,096,347	-		(4,021,106)
Standard Chartered Bank	(15,272)		15,272	-		-
Total	(27,107,206)		7,176,838	4,640,000		(15,290,368)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Consolidated Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	913,630,604
Equity options contracts	3,711,635
Interest rate futures	2,150,683,589
Interest rate options contracts	7,373,000
Forward contracts	1,676,575,779
Commodity futures	139,382,512

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2017:

Average Notional Value ($)
Credit default swap agreements	568,571

At April 30, 2017, accumulated net unrealized appreciation on investments was $797,229, consisting of $4,084,864 gross unrealized appreciation and $3,287,635 gross unrealized depreciation.

65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609 the “Creditor Trust Action”). In addition, two separate adversary proceedings have been brought in the same Bankruptcy Court against putative defendant classes ( Weisfeiner, as Trustee of the LB Litigation Trust v. Hofman, at al., Adv. Pro No. 10-05525, the “Litigation Trust Action ”; Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, et al., Adv. Pro. No. 12-1570; the “Reichman Action” and collectively with the Creditor Trust Action and the Litigation Trust Action, the “Actions”). In the Actions, plaintiffs allege that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger on December 20, 2007 constitute “fraudulent transfers” under applicable law, and seek to recover from the former Lyondell shareholders the merger consideration received for their shares. The Creditor Trust and Reichman Action assert state law claims for both intentional and constructive fraudulent transfer, while the Litigation Trust Action asserts a single claim for intentional fraudulent transfer.

On November 18, 2015, the Bankruptcy Court granted defendants’ motion to dismiss the intentional fraudulent transfer claim in all three Actions, and on July 20, 2016, the Bankruptcy Court in the Creditor Trust and Reichman Actions issued a Report and Recommendation (the “R&R”) to the United States District Court for the Southern District of New York recommending dismissal of the remaining constructive fraudulent transfer claim; plaintiffs in these Actions filed objections to the R&R on August 3, 2016, which remain pending.

On July 27, 2016, the District Court reversed the Bankruptcy Court’s order dismissing the intentional fraudulent transfer claim in the Litigation Trust Action.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

66

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods except the ten-year period when it was below the median, and the fund’s performance was variously above and below the Performance Universe median for the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, for as long as the fund invests in the DTR Commodity Fund Ltd. (the “Subsidiary”), to waive the management fee Dreyfus receives from the fund in an amount equal to the management fee paid to Dreyfus by the Subsidiary.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and

68

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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NOTES

71

NOTES

72

NOTES

73

For More Information

Dynamic Total Return Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: AVGAX Class C: AVGCX Class I: AVGRX Class Y: AVGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6140SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)